                                           REGISTRATION STATEMENT NO. 333-100435
                                                                       811-21220
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

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                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 4

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 7

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                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

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                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

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Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ X ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[ N/A ] on _________ pursuant to paragraph (b) of Rule 485.

[ N/A ] __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ N/A ] on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The purpose of this filing is to add a Prospectus and Statement of Additional
Information to the Registration Statement that was filed on April 22, 2003 (File
No. 333-100435) and declared effective on May 1, 2003. The Prospectuses and
Statement of Additional Information included in the aforementioned Registration
Statement are hereby incorporated by reference to this filing.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

Scudder Advocate Advisor – ST1 Variable Annuity Prospectus:

TIC Variable Annuity Separate Account 2002
TLAC Variable Annuity Separate Account 2002

This prospectus describes Scudder Advocate Advisor – ST1 Variable Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to your contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to contracts and certificates as “Contracts.”

Your premium (“Purchase Payments”) accumulates on a variable basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Credit Suisse Trust	Scudder High Income Portfolio — Class B
Global Post-Venture Capital Portfolio	cudder Money Market Portfolio — Class B
Emerging Markets Portfolio	Scudder Small Cap Growth Portfolio — Class B
Dreyfus Investment Portfolio	Scudder Strategic Income Portfolio — Class B
Dreyfus MidCap Stock Portfolio — Service Shares	Scudder Technology Growth Portfolio — Class B
Dreyfus Socially Responsible Growth Fund, Inc.	Scudder Total Return Portfolio — Class B
Dreyfus Socially Responsible Growth Fund, Inc. — Service	SVS Davis Venture Value Portfolio — Class B
Shares	SVS Dreman Financial Services Portfolio — Class B
INVESCO Variable Investment Funds, Inc.	SVS Dreman High Return Equity Portfolio — Class B
INVESCO VIF — Utilities Fund	SVS Dreman Small Cap Value Portfolio — Class B
Scudder Variable Series I	SVS Eagle Focused Large Cap Growth Portfolio — Class B
21st Century Growth Portfolio — Class B	SVS Focus Value & Growth Portfolio — Class B
Capital Growth Portfolio — Class B	SVS Index 500 Portfolio — Class B
Global Discovery Portfolio — Class B	SVS INVESCO Dynamic Growth Portfolio — Class B
Growth & Income Portfolio — Class B	SVS Janus Growth And Income Portfolio — Class B
Health Sciences Portfolio — Class B	SVS Janus Growth Opportunities Portfolio — Class B
International Portfolio — Class B	SVS MFS Strategic Value Portfolio — Class B
Scudder Variable Series II	SVS Oak Strategic Equity Portfolio — Class B
Scudder International Select Equity Portfolio — Class B	SVS Turner Mid Cap Growth Portfolio — Class B
Scudder Aggressive Growth Portfolio — Class B	Scudder VIT Funds
Scudder Blue Chip Portfolio — Class B	Scudder Real Estate Securities Portfolio — Class B
Scudder Contrarian Value Portfolio — Class B	The Alger American Fund
Scudder Fixed Income Portfolio — Class B	Alger American Balanced Portfolio — Class S Shares
Scudder Global Blue Chip Portfolio — Class B	Alger American Leveraged AllCap Portfolio — Class S Shares
Scudder Government Securities Portfolio — Class B
Scudder Growth Portfolio — Class B

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated December 15, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC’s website (http://www.sec.gov). See Appendix C for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus December 15, 2003

TABLE OF CONTENTS

Glossary	3	The Annuity Period	31
Summary	5	Maturity Date	31
Fee Table	8	Allocation of Annuity	31
Condensed Financial Information	13	Variable Annuity	31
The Annuity Contract	13	Fixed Annuity	32
Contract Owner Inquiries	14	Payment Options	32
Purchase Payments	14	Election of Options	32
Accumulation Units	14	Annuity Options	32
The Variable Funding Options	14	Variable Liquidity Benefit	33
Charges and Deductions	19	Miscellaneous Contract Provisions	33
General	19	Right to Return	33
Transfer Charge	20	Termination	33
Administrative Charges	20	Required Reports	33
Mortality and Expense Risk Charge	20	Suspension of Payments	34
GMWB Charge	20	The Separate Accounts	34
E.S.P. Charge	20	Performance Information	34
Variable Funding Option Expenses	20	Federal Tax Considerations	35
Premium Tax	20	General Taxation of Annuities	35
Changes in Taxes Based Upon		Types of Contracts: Qualified or Nonqualified	35
Premium or Value	21	Qualified Annuity Contracts	35
Transfers	21	Nonqualified Annuity Contracts	36
Dollar Cost Averaging	21	Other Tax Considerations	37
Access to Your Money	22	Other Information	38
Guaranteed Minimum Withdrawal Benefit	22	The Insurance Companies	38
Systematic Withdrawals	24	Financial Statements	38
Ownership Provisions	24	Distribution of Variable Annuity Contracts	38
Types of Ownership	24	Conformity with State and Federal Laws	40
Contract Owner	24	Voting Rights	40
Beneficiary	25	Legal Proceedings and Opinions	40
Annuitant	25	Appendix A: Contents of the
Contingent Annuitant	25	Statement of Additional Information	A-1
Death Benefit	25
Death Proceeds Before the Maturity Date	25
Enhanced Stepped-Up Provision (“E.S.P.”)	27
Payment of Proceeds	28
Spousal Contract Continuance	30
Beneficiary Contract Continuance	30
Death Proceeds After the Maturity Date	30

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

Summary:
Scudder Advocate Advisor – ST1 Variable Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors TIC Variable Annuity Separate Account 2002. The Travelers Life and Annuity Company sponsors TLAC Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either TIC Variable Annuity Separate Account 2002 or TLAC Variable Annuity Separate Account 2002, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Nonqualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (“Annuity Payments”) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E at an annual rate of 1.65% for the Standard Death Benefit, and 1.85% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision (“E.S.P.”), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. This provision is not available when either the Annuitant or owner is age 76 or older on the Contract Date.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? Because the Contracts described in this prospectus are newly registered, there is no Accumulation Unit value information available as of the date of this prospectus.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.
    Guaranteed Minimum Withdrawal Benefit (“Principal Guarantee”). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying and owning the Contract. The first table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses. Expenses shown do not include premium taxes, which may be applicable.

Annual Contract Administrative Charge                $30(1)

Separate Account Annual Expenses
(as a percentage of average daily net assets of the Separate Account)

	Standard Death Benefit		Enhanced Death Benefit
Mortality and Expense Risk Charge	1.65%		1.85%
Administrative Expense Charge	0.15%		0.15%
Total Separate Account Annual Charges with No Optional Features Selected	1.80%		2.00%
Optional E.S.P. Charge	0.20%		0.20%
Total Separate Account Annual Charges with E.S.P. Only Selected	2.00%		2.20%
Maximum Optional GMWB Charge	1.00%	(2)	1.00%	(2)
Total Separate Account Annual Charges with GMWB Only Selected	2.80%		3.00%
Total Separate Account Annual Charges with E.S.P. and GMWB Selected	3.00%		3.20%

Variable Funding Option Expenses:

The next item shows the minimum and maximum total operating expenses charged by any of the Funds as of December 31, 2002 that you may pay periodically during the time that you own the Contract. The second item shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses (expenses that are deducted from the Underlying Fund assets including management fees, distribution and/or 12b-1 fees and other expenses.)	0.86%	3.11%

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     (1)   We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

     (2)   The current charge for GMWB is 0.40%.

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)
(as a percentage of average daily net assets of the funding option)

Funding Options	Management Fee	Distribution and/or Service Fees (12b-1)	Other Expenses	Total Annual Operating Expenses#

Credit Suisse Trust
Global Post-Venture Capital Portfolio	1.25%	—	0.46%	1.71%(1)
Emerging Markets Portfolio	1.25%	—	0.64%	1.89%(2)
Dreyfus Investment Portfolio
Dreyfus MidCap Stock Portfolio — Service Shares*	0.75%	0.25%	0.10%	1.10%(3)
Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc. — Service Shares*	0.75%	0.25%	0.03%	1.03%
INVESCO Variable Investment Funds, Inc.
INVESCO VIF — Utilities Fund	0.60%	—	0.58%	1.18%(4)
Scudder Variable Series I
21st Century Growth Portfolio — Class B*	0.88%	0.25%	0.38%	1.51%(5)
Capital Growth Portfolio — Class B*	0.47%	0.25%	0.19%	0.91%(7)
Global Discovery Portfolio — Class B*	0.98%	0.25%	0.36%	1.59%(5)
Growth & Income Portfolio — Class B*	0.48%	0.25%	0.24%	0.97%(7)
Health Sciences Portfolio — Class B*	0.75%	0.25%	0.31%	1.31%(5)
International Portfolio — Class B*	0.87%	0.25%	0.31%	1.43%(5)
Scudder Variable Series II
Scudder International Select Equity Portfolio — Class B*	0.75%	0.25%	0.25%	1.25%(7)
Scudder Aggressive Growth Portfolio — Class B*	0.75%	0.25%	0.21%	1.21%(6)
Scudder Blue Chip Portfolio — Class B*	0.65%	0.25%	0.19%	1.09%(6)
Scudder Contrarian Value Portfolio — Class B*	0.75%	0.25%	0.19%	1.19%(6)
Scudder Fixed Income Portfolio — Class B*	0.60%	0.25%	0.20%	1.05%(6)
Scudder Global Blue Chip Portfolio — Class B*	1.00%	0.25%	0.47%	1.72%(6)
Scudder Government Securities Portfolio — Class B*	0.55%	0.25%	0.19%	0.99%(7)
Scudder Growth Portfolio — Class B*	0.60%	0.25%	0.19%	1.04%(7)
Scudder High Income Portfolio — Class B*	0.60%	0.25%	0.21%	1.06%(7)
Scudder Money Market Portfolio — Class B*	0.50%	0.25%	0.19%	0.94%(7)

Funding Options	Management Fee	Distribution and/or Service Fees (12b-1)	Other Expenses	Total Annual Operating Expenses#

Scudder Small Cap Growth Portfolio — Class B*	0.65%	0.25%	0.21%	1.11%(7)
Scudder Strategic Income Portfolio — Class B*	0.65%	0.25%	0.23%	1.13%(8)
Scudder Technology Growth Portfolio — Class B*	0.75%	0.25%	0.20%	1.20%(6)
Scudder Total Return Portfolio — Class B*	0.55%	0.25%	0.18%	0.98%(7)
SVS Davis Venture Value Portfolio — Class B*	0.95%	0.25%	0.22%	1.42%(6)
SVS Dreman Financial Services Portfolio — Class B*	0.75%	0.25%	0.23%	1.23%(6)
SVS Dreman High Return Equity Portfolio — Class B*	0.73%	0.25%	0.21%	1.19%(6)
SVS Dreman Small Cap Value Portfolio — Class B*	0.75%	0.25%	0.21%	1.21%(6)
SVS Eagle Focused Large Cap Growth Portfolio — Class B*	0.95%	0.25%	0.23%	1.43%(6)
SVS Focus Value & Growth Portfolio — Class B*	0.75%	0.25%	0.21%	1.21%(6)
SVS Index 500 Portfolio — Class B*	0.37%	0.25%	0.24%	0.86%(6)
SVS INVESCO Dynamic Growth Portfolio — Class B*	1.00%	0.25%	0.29%	1.54%(6)
SVS Janus Growth And Income Portfolio — Class B*	0.95%	0.25%	0.24%	1.44%(6)
SVS Janus Growth Opportunities Portfolio — Class B*	0.94%	0.25%	0.22%	1.41%(6)
SVS MFS Strategic Value Portfolio — Class B*	0.95%	0.25%	1.91%	3.11%(6)
SVS Oak Strategic Equity Portfolio — Class B*	0.95%	0.25%	0.16%	1.36%(6)
SVS Turner Mid Cap Growth Portfolio — Class B*	1.00%	0.25%	0.28%	1.53%(6)
Scudder VIT Funds
Scudder Real Estate Securities Portfolio — Class B*	0.90%	0.25%	0.35%	1.50%(9)
The Alger American Fund
Alger American Balanced Portfolio — Class S Shares*	0.75%	0.25%	0.17%	1.17%(10)
Alger American Leveraged AllCap Portfolio — Class S Shares*	0.85%	0.25%	0.22%	1.32%(10)

__________________

     *   The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

     #   Expense waivers and reimbursements that are voluntary maybe terminated at any time.

Notes

(1)	Fee Waivers and expense reimbursements are voluntary and may be discontinued at any time.
(2)	Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2002, but this may be discontinued at any time. With such reductions, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.15% and 1.40%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2002, net of any fee waivers or expense reimbursements.
(3)	The Dreyfus Corporation has agreed, until December 31, 2003, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of neither Class (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees) on borrowings exceed 1.00%. With such waivers or reimbursements, the management fee, 12b-1 fee, other expenses and total portfolio annual expenses would have been, as a percentage of assets: 0.75%, 0.15%, 0.10%, and 1.00% respectively.
(4)	The Fund’s actual Other Expenses and Total Annual Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund’s Other Expenses and Total

Annual Fund Operating Expenses for the fiscal year ended December 31, 2002 were 0.55% and 1.15%, respectively, of the Fund’s average net assets. Effective June 1, 2002 INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund if such reimbursement does not cause the Fund to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitation may be changed at any time following consultation with the board of directors.
(5)	Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio name (Class B): Scudder Global Discovery Portfolio (1.65); Scudder 21st Century Growth Portfolio (1.75%), Scudder Health Sciences Portfolio (1.35%). The other expenses category for the Class B Shares has been restated to reflect an estimated increase in expenses for that Class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund.
(6)	Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio name (Class B): SVS MFS Strategic Value Portfolio (1.55%), SVS Invesco Dynamic Growth Portfolio (1.70%), SVS Turner Mid Cap Growth Portfolio (1.70%), SVS Oak Strategic Equity Portfolio (1.55%), SVS Davis Venture Value Portfolio (1.55%), SVS Dreman High Return Equity Portfolio (1.27%), SVS Focus Value+Growth Portfolio (1.24%), SVS Eagle Focused Large Cap Growth Portfolio (1.55%), SVS Janus Growth Opportunities Portfolio (1.55%), SVS Janus Growth And Income Portfolio (1.55%), Scudder Aggressive Growth Portfolio (1.35%), Scudder Technology Growth Portfolio (1.35%), Scudder Contrarian Value Portfolio (1.20%), SVS Dreman Small Cap Value Portfolio (1.24%), Scudder Fixed Income Portfolio (1.20%), Scudder Blue Chip Portfolio (1.35%), SVS Index 500 Portfolio (0.95%), and Scudder Global Blue Chip Portfolio (1.96%). The other expenses category for the Class B Shares has been restated to reflect an estimated increase in expenses for that Class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund.
(7)	The other expenses category for the Class B Shares has been restated to reflect an estimated increase in expenses for that Class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund.
(8)	Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolio to the amount set forth after the portfolio name (Class B): Scudder Strategic Income Portfolio (1.30%). The other expenses category for the Class B Shares has been restated to reflect an estimated increase in expenses for that Class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. B-Share Class became effective on 5/1/03, therefore other expenses are estimated and annualized. Actual expenses may be greater or less than shown.
(9)	Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total annual operating expenses to the following amounts (Class B Shares only) 1.50%. The portfolio became effective 5/1/03, therefore other expenses are estimated and annualized. Actual expenses may be greater or less than shown.
(10)	The Alger American Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. Each portfolio offers Class O and Class S Shares. Class S shares were offered May 1, 2002. Each Class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC’s website (http://www.sec.gov). See Appendix B for the SAI’s table of contents.

Examples

The Example is intended to help you compare the cost of investing in the Contract for the time periods indicated. These costs include Contract Owner contract fees, separate account annual expenses, and Underlying Fund fees and expenses.

The example shows what your costs would be under certain hypothetical situations. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown. We base the example on the maximum annual expenses of the Underlying Funds for the year ended December 31, 2002. The example is based on the Funds’ maximum Total Annual Operating Expenses before reimbursement, and does not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets, and Separate Account charges of 3.20%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower. The examples also reflect the annual contract administrative charge.

	If Contract is surrendered at the end of period shown				If Contract is NOT surrendered or annuitized at end of period shown**

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Credit Suisse Trust
Global Post-Venture Capital Portfolio	493	1480	2469	4947	493	1480	2469	4947
Emerging Markets Portfolio	511	1530	2548	5081	511	1530	2548	5081
Dreyfus Investment Portfolio
Dreyfus MidCap Stock Portfolio — Service Shares	433	1309	2197	4469	433	1309	2197	4469
Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc. — Service Shares	426	1289	2165	4412		1289	2165	4412
INVESCO Variable Investment Funds, Inc.
INVESCO VIF — Utilities Fund	441	1332	2233	4533	441	1332	2233	4533
Scudder Variable Series I
21st Century Growth Portfolio — Class B	474	1424	2381	4794	474	1424	2381	4794
Capital Growth Portfolio — Class B	415	1255	2110	4313	415	1255	2110	4313
Global Discovery Portfolio — Class B	481	1447	2416	4855	481	1447	2416	4855
Growth & Income Portfolio — Class B	421	1272	2137	4363	421	1272	2137	4363
Health Sciences Portfolio — Class B	454	1368	2291	4637	454	1368	2291	4637
International Portfolio — Class B	466	1402	2345	4731	466	1402	2345	4731
Scudder Variable Series II
Scudder International Select Equity Portfolio — Class B	448	1351	2264	4589	448	1351	2264	4589
Scudder Aggressive Growth Portfolio — Class B	444	1340	2246	4558	444	1340	2246	4558
Scudder Blue Chip Portfolio — Class B	432	1306	2192	4461	432	1306	2192	4461
Scudder Contrarian Value Portfolio — Class B	442	1334	2237	4542	442	1334	2237	4542
Scudder Fixed Income Portfolio — Class B	428	1295	2174	4428	428	1295	2174	4428
Scudder Global Blue Chip Portfolio — Class B	494	1483	2473	4954	494	1483	2473	4954
Scudder Government Securities Portfolio — Class B	423	1278	2147	4379	423	1278	2147	4379
Scudder Growth Portfolio — Class B	427	1292	2169	4420	427	1292	2169	4420
Scudder High Income Portfolio — Class B	429	1298	2178	4436	429	1298	2178	4436
Scudder Money Market Portfolio — Class B	418	1264	2124	4338	418	1264	2124	4338
Scudder Small Cap Growth Portfolio — Class B	434	1312	2201	4477	434	1312	2201	4477
Scudder Strategic Income Portfolio — Class B	436	1317	2210	4493	436	1317	2210	4493
Scudder Technology Growth Portfolio — Class B	443	1337	2242	4550	443	1337	2242	4550
Scudder Total Return Portfolio — Class B	422	1275	2142	4371	422	1275	2142	4371
SVS Davis Venture Value Portfolio — Class B	465	1399	2341	4724	465	1399	2341	4724
SVS Dreman Financial Services Portfolio — Class B	446	1346	2255	4574	446	1346	2255	4574

	If Contract is surrendered at the end of period shown				If Contract is NOT surrendered or annuitized at end of period shown**

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

SVS Dreman High Return Equity Portfolio — Class B	442	1334	2237	4542	442	1334	2237	4542
SVS Dreman Small Cap Value Portfolio — Class B	444	1340	2246	4558	444	1340	2246	4558
SVS Eagle Focused Large Cap Growth Portfolio — Class B	466	1402	2345	4731	466	1402	2345	4731
SVS Focus Value & Growth Portfolio — Class B	444	1340	2246	4558	444	1340	2246	4558
SVS Index 500 Portfolio — Class B	410	1241	2087	4272	410	1241	2087	4272
SVS INVESCO Dynamic Growth Portfolio — Class B	476	1433	2394	4817	476	1433	2394	4817
SVS Janus Growth And Income Portfolio — Class B	467	1405	2349	4739	467	1405	2349	4739
SVS Janus Growth Opportunities Portfolio — Class B	464	1396	2336	4716	464	1396	2336	4716
SVS MFS Strategic Value Portfolio — Class B	629	1861	3061	5924	629	1861	3061	5924
SVS Oak Strategic Equity Portfolio — Class B	459	1382	2314	4677	459	1382	2314	4677
SVS Turner Mid Cap Growth Portfolio — Class B	475	1430	2389	4809	475	1430	2389	4809
Scudder VIT Funds
Scudder Real Estate Securities Portfolio — Class B	473	1422	2376	4786	473	1422	2376	4786
The Alger American Fund
Alger American Balanced Portfolio — Class S Shares	440	1329	2228	4525	440	1329	2228	4525
Alger American Leveraged AllCap Portfolio — Class S Shares	455	1371	2296	4645	455	1371	2296	4645

CONDENSED FINANCIAL INFORMATION

TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 are newly registered Separate Accounts. Therefore, as of the date of this prospectus, there is no Condensed Financial Information for either Separate Account.

THE ANNUITY CONTRACT

Scudder Advocate Advisor – ST1 Variable Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Please note that during extended periods of low interest rates, the yields of the Underlying Fund that invest in the Scudder Money Market Portfolio may also become extremely low and possibly negative after the deduction of fees and charges. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. A substituted Underling Fund may have different fees and expenses. Substitution may be made with respect to existing Contract Value or future Purchase Payments, or both for some or all classes of contracts. In addition, we may close Variable Funding Options to allocation of Purchase Payments or Contract Value, or both for some or all classes of Contracts, at anytime in our sole discretion. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

Administrative, Marketing and Support Service Fees. The Company and TDLLC have arrangements with the investment adviser, distributor, and/or affiliated companies of many of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the Contracts.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. Aggregate fees relating to the different Funds may vary in amount and may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are deducted from an Underlying Fund’s assets as part of its Total Annual Operating Expenses. The arrangements may vary for each Underlying Fund.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

Credit Suisse Trust
Global Post-Venture Capital Portfolio	Seeks long-term growth of capital. The Fund normally invests in equity securities of post-venture-capital companies of any size from at least three countries, including the U.S.	Credit Suisse Asset Management, LLC Subadviser: Abbott Capital Management, LLC; Credit Suisse Asset Management Limited (U.K), (Japan), (Australia)
Emerging Markets Portfolio	Seeks long term growth of capital. The Fund normally invests in equity securities of companies located in, or conducting a majority of their business, in emerging markets.	Credit Suisse Asset Management, LLC Subadviser: Credit Suisse Asset Management Limited
Dreyfus Investment Portfolio
Dreyfus MidCap Stock Portfolio — Service Shares	Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-sized domestic companies in the aggregate, as represented by the S&P MidCap 400 Index. The Fund normally invests in growth and value stocks of mid-size companies that are chosen through a disciplined investment process.	The Dreyfus Corporation
Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc. — Service Shares	Seeks capital growth with current income as a secondary objective. The Fund normally invests in the common stocks of companies that, in the opinion of the Fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.	The Dreyfus Corporation
INVESCO Variable Investment Funds, Inc.
INVESCO VIF — Utilities Fund	Seeks capital growth. Also seeks current income. The Fund normally invests in equity securities and equity-related instruments of companies engaged in the utilities-related industries.	INVESCO Funds Group, Inc.

Funding Option	Investment Objective	Investment Adviser/Subadviser

Scudder Variable Series I
21st Century Growth Portfolio — Class B	Seeks long-term growth of capital. The Fund normally invests in equity securities issued by emerging growth companies.	Deutsche Investment Management Americas Inc.
Capital Growth Portfolio — Class B	Seeks long-term capital growth. The Fund normally invests in common stocks of established US companies that are believed to have the potential to display above-average earnings growth, are industry leaders or are potential industry leaders, have strong product position and effective company management.

Deutsche Investment Management Americas Inc.
Global Discovery Portfolio — Class B	Seeks above-average capital appreciation over the long term. The Fund normally invests in common stocks and other equities of small companies throughout the world, generally with a focus on countries within developed economies.

Deutsche Investment Management Americas Inc.
Growth & Income Portfolio — Class B	Seeks long-term growth of capital, current income and growth of income. The Fund normally invests in equities of large U.S. companies, although it may invest in companies of any size and from any country.

Deutsche Investment Management Americas Inc.
Health Sciences Portfolio — Class B	Seeks long-term growth of capital. The Fund normally invests in common stocks of companies of any size in the health care sector (e.g. pharmaceuticals, biotechnology, medical products and supplies, health care services).

Deutsche Investment Management Americas Inc.
International Portfolio — Class B	Seeks long-term growth of capital. The Fund normally invests in common stocks of established companies listed on foreign exchanges.	Deutsche Investment Management Americas Inc. Subadviser: Deutsche Asset Management Services Ltd.
Scudder Variable Series II
Scudder International Select Equity Portfolio — Class B	Seeks capital appreciation. The Fund normally invests in a focused list of approximately 40 stocks, with 50% of its assets invested in securities that are represented on the MSCI EAFE Index and the other 50% invested in non-Index securities of companies located in the countries that make up the Index, such as Germany, Australia, Singpore and Japan.

Deutsche Investment Management Americas Inc. Subadviser: Deutsche Asset Management Investments Services Ltd.
Scudder Aggressive Growth Portfolio — Class B	Seeks capital appreciation. The Fund uses aggressive investment techniques and normally invests in equities — usually common stocks — of U.S. companies.	Deutsche Investment Management Americas Inc.
Scudder Blue Chip Portfolio — Class B	Seeks growth of capital and income. The Fund normally invests in common stocks of large U.S. companies that are similar in size to companies in the S&P 500 Index and are considered by the portfolio managers to be “blue chip” companies. Blue chip companies are typically well-known, solidly positioned within their industry, with strong management, easy access to credit, and established earnings and dividend history,

Deutsche Investment Management Americas Inc.
Scudder Contrarian Value Portfolio — Class B	Seeks a high rate of total return. The Fund normally invests in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000 Value Index and that the portfolio managers believe are undervalued.

Deutsche Investment Management Americas Inc.
Scudder Fixed Income Portfolio — Class B	Seeks high current income. The Fund normally invests in a diversified portfolio of fixed-income securities in the top four grades of credit quality.	Deutsche Investment Management Americas Inc.

Funding Option	Investment Objective	Investment Adviser/Subadviser

Scudder Global Blue Chip Portfolio — Class B	Seeks long-term capital growth. The Fund normally invests in common stocks and other equity securities of companies throughout the world considered by the portfolio managers to be “blue chip.” Blue chip companies are typically well-known, solidly positioned within their industry, with strong management, easy access to credit and established earnings and dividend history.	Deutsche Investment Management Americas Inc.

Scudder Government Securities Portfolio — Class B	Seeks high current income consistent with preservation of capital. The Fund normally invests in U.S. government securities and repurchase agreements of U.S. government securities.	Deutsche Investment Management Americas Inc.

Scudder Growth Portfolio — Class B	Seeks maximum appreciation of capital. The Fund normally invests in the common stocks of large U.S. companies that are similar in size to the companies in the Russell 1000 Growth Index. The portfolio managers look for companies that have strong product lines, effective management and leadership positions within core markets.	Deutsche Investment Management Americas Inc.

Scudder High Income Portfolio — Class B	Seeks to provide a high level of current income. The Fund normally invests in lower-rated high yield/high risk fixed-income securities, often called junk bonds.	Deutsche Investment Management Americas Inc.

Scudder Money Market Portfolio — Class B	Seeks maximum current income to the extent consistent with stability of principal. The Fund normally invests in high-quality short-term securities, as well as repurchase agreements.	Deutsche Investment Management Americas Inc.

Scudder Small Cap Growth Portfolio — Class B	Seeks maximum appreciation of investors’ capital. The Fund normally invests in small capitalization stocks of companies with a history of revenue growth, effective management and strong balance sheets, among other factors.	Deutsche Investment Management Americas Inc.

Scudder Strategic Income Portfolio — Class B	Seeks high current income. The Fund normally invests in bonds issued by US and foreign corporations and governments.	Deutsche Investment Management Americas Inc.

Scudder Technology Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in common stocks of US companies of any size that are in the technology sector (e.g. semi-conductors, software, telecom equipment and computer/hardware).	Deutsche Investment Management Americas Inc.

Scudder Total Return Portfolio — Class B	Seeks high total return, a combination of income and capital appreciation. The Fund normally invests in a mix of stocks and bonds, including common stocks, convertible securities, corporate bonds, US government bonds and mortgage- and asset-backed securities.	Deutsche Investment Management Americas Inc.

SVS Davis Venture Value Portfolio — Class B	Seeks growth of capital. The Fund normally invests in common stock of US companies with market capitalizations of at least $5 billion that are believed to be quality, overlooked growth companies at value prices.	Deutsche Investment Management Americas Inc. Subadviser: Davis Selected Advisers, L.P.

Funding Option	Investment Objective	Investment Adviser/Subadviser

SVS Dreman Financial Services Portfolio — Class B	Seeks to provide long-term capital appreciation. The Fund normally invests in equity securities of financial services companies (e.g. banks, insurance companies, savings and loans, securities brokerage firms and diversified financial companies).	Deutsche Investment Management Americas Inc. Subadviser: Dreman Value Management L.L.C.

SVS Dreman High Return Equity Portfolio — Class B	Seeks to achieve a high rate of total return. The Fund normally invests in common stocks and other equity securities, with a focus on stocks of large US companies believed to be undervalued based on an analysis that includes price-to earnings ratios, book values, cash flows and yields.	Deutsche Investment Management Americas Inc. Subadviser: Dreman Value Management L.L.C.

SVS Dreman Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation. The Fund normally invests in undervalued common stocks of small US companies.	Deutsche Investment Management Americas Inc. Subadviser: Dreman Value Management L.L.C.

SVS Eagle Focused Large Cap Growth Portfolio — Class B	Seeks growth through long-term capital appreciation. The Fund normally invests in equity securities of seasoned financially strong US growth companies.	Deutsche Investment Management Americas Inc. Subadviser: Eagle Asset Management, Inc.
SVS Focus Value & Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in US common stock, both growth and value stocks.	Deutsche Investment Management Americas Inc. Subadviser: Jennison Associates LLC; Dreman Value Management, LLC

SVS Index 500 Portfolio — Class B	Seeks returns that, before expenses, correspond to the total return of US common stocks as represented by the S&P 500 Index. The Fund normally invests in common stocks and securities included in the index.	Deutsche Investment Management Americas Inc. Subadviser: Northern Trust Investments, Inc.

SVS INVESCO Dynamic Growth Portfolio — Class B	Seeks long-term capital growth. The Fund normally invests in equity securities of mid-sized companies, with the core of the Fund invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns.	Deutsche Investment Management Americas Inc. Subadviser: INVESCO

SVS Janus Growth And Income Portfolio — Class B	Seeks long-term capital growth and current income. The Fund normally invests in equity securities using a “bottom-up” approach in choosing investments.	Deutsche Investment Management Americas Inc. Subadviser: Janus Capital Management LLC

SVS Janus Growth Opportunities Portfolio — Class B	Seeks long-term growth of capital in a manner consistent with the preservation of capital. The Fund normally invests in equity securities selected for their growth potential.	Deutsche Investment Management Americas Inc. Subadviser: Janus Capital Management LLC

SVS MFS Strategic Value Portfolio — Class B	Seeks to provide capital appreciation. The Fund normally invests in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts, of companies believed to be undervalued in the market relative to their long term potential.	Deutsche Investment Management Americas Inc. Subadviser: Massachusetts Financial Services (“MFS”)

SVS Oak Strategic Equity Portfolio — Class B	Seeks long-term capital growth. The Fund normally invests in equity securities, primarily the common stocks of established US companies with large market capitalizations.	Deutsche Investment Management Americas Inc. Subadviser: Oak Associates, Ltd.

SVS Turner Mid Cap Growth Portfolio — Class B	Seeks capital appreciation. The Fund normally invests in medium market capitalizations that are believed to have strong earnings growth potential.	Deutsche Investment Management Americas Inc. Subadviser: Turner Investment Partners, Inc.
Scudder VIT Funds
Scudder Real Estate Securities Portfolio — Class B	Seeks long-term capital appreciation and current income. The Fund normally invests in equity securities of real estate investment trusts (“REITS”) and real estate companies.	Deutsche Asset Management, Inc.

Funding Option	Investment Objective	Investment Adviser/Subadviser

The Alger American Fund
Alger American Balanced Portfolio — Class S Shares	Seeks current income and long-term capital appreciation. The fund normally invests in stocks of companies with growth potential and in fixed-income securities, especially those which appear to have some potential for capital appreciation.	Fred Alger Management, Inc.

Alger American Leveraged AllCap Portfolio — Class S Shares	Seeks long-term capital appreciation. The Fund normally invests in equity securities of companies of any size, which demonstrate growth potential, and the Fund can leverage up to one-third of its total assets to buy additional securities.	Fred Alger Management, Inc.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs)
    administration of the annuity options available under the Contracts and the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts, sales and marketing expenses including commission payments to your sales agent, and other costs of doing business.

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value, and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

            (1)   from the distribution of death proceeds;

            (2)   after an annuity payout has begun; or

            (3)   if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is 1.65% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.85% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GMWB Charge

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

E.S.P. Charge

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:
the total dollar amount being transferred;
the number of transfers you made within the previous three months;
whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We will notify you in writing before we restrict transfers. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed preauthorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request that exceeds twelve per year. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging program, an asset allocation program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no charge for this program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Guaranteed Minimum Withdrawal Benefit (“GMWB” or “Principal Guarantee”)

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, (“RBB”), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit (“AWB”).

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below. If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

Withdrawals: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in Contract Year two:

	Assumes 15% gain on investment			Assumes 15% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)
Values As Of
Contract date	$100,000	$100,000	$5,000	$100,000	$100,000	$5,000
Immediately prior to withdrawal, Contract Year two	$115,000	$100,000	$5,000	$85,000	$100,000	$5,000
Immediately after withdrawal, Contract Year two	$105,000	$91,304 [100,000 – (100,000 ×10,000/115,000)]	$4,565 [5,000 – (5,000 ×10,000/115,000)]	$75,000	$88,235 [100,000 – (100,000 ×10,000/85,000)]	$4,412 [5,000 – (5,000 ×10,000/85,000)]

Change in Value Due to Withdrawal (Partial Surrender Reduction)	$10,000	$8,696	$435	$10,000	$11,765	$588

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

  The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.
  The total annual payment amount will equal the AWB and will never exceed your RBB, and
  We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 ½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

    the death benefit will not be payable upon the Annuitant’s death the Contingent Annuitant becomes the Annuitant
    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuance (“Death Report Date”).

Death Proceeds before the Maturity Date

Note:	If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to “Annuitant” with “owner.”

Standard Death Benefit

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

a)	the Contract Value on the Death Report Date

b)	the Adjusted Purchase Payment (as described below)

c)	the Step-Up Value (if any, as described below)

Enhanced Death Benefit

If the Annuitant dies before age 80 and before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of (a), (b), (c) or (d), less any applicable premium tax:

a)	the Contract Value on the Death Report Date;

b)	the Adjusted Purchase Payment (as described below)

c)	the Step-Up Value (if any, as described below)

d)	the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b), (c) or (d), less any applicable premium tax:

a)	the Contract Value on the Death Report Date

b)	the Adjusted Purchase Payment (as described below)

c)	the Step-Up Value (if any, as described below)

d)	the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant’s 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant’s 80th birthday

Adjusted Purchase Payment:

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

Step Up Value:

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

Roll Up Death Benefit Value:

On the Contract Date, the roll-up death benefit value is equal to the Purchase Payment. On each Contract Date anniversary, the roll-up death benefit value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

            (a)   is the Roll-Up Death Benefit as of the previous Contract Date anniversary

            (b)   any Purchase Payments made during the previous Contract Year

            (c)   any partial surrender reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

            (a)   the roll-up death benefit value on the previous Contract Date anniversary

            (b)   any Purchase Payments made since the previous Contract Date anniversary

            (c)   any partial surrender reductions (as described below) since the previous Contract Date anniversary.

The maximum roll-up death benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

Partial Surrender Reduction:

Adjusted Purchase Payment. The Partial surrender reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

Step-Up Value and Roll-Up Value. The Partial surrender reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

            50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000 – 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

            50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000 – 16,666, or $33,334.

If you have elected GMWB, and your death benefit is equal to a return of your total Purchase Payments reduced by the partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals, in addition to any premium tax not previously deducted.

Enhanced Stepped-Up Provision (“E.S.P.”). (This provision is not available to a customer when either the Annuitant or owner is age 76 or older on the Contract Date.) This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

If the Annuitant is younger than age 70 on the Contract Date, 40% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

If the Annuitant is between the ages of 70 and 75 on the Contract Date, 25% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

The initial modified Purchase Payment is equal to the initial Contract Value. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

The partial surrender reduction is equal to: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

   50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 — $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

   50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 — 16,666 = $33,334

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Non-spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.		Yes

Non-spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.	Unless the spousal beneficiary elects to continue the Contract.	Yes

Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the spouse elects to continue the contract. A spouse who is not the beneficiary may decline to receive the proceeds or to continue the Contract and instruct the Company to pay the beneficiary.	Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.

		Or, if there is a Contingent Annuitant, then the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or owner.	Yes

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Annuitant (where owner is a non-natural entity/trust)	The beneficiary (ies), or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

Spousal Contract Continuance (subject to availability —does not apply if a non-spouse is a joint owner)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

There is no additional charge to continue the Contract; however, all Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to “stretch” the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    take a loan
    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant’s 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 70 ½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See “Transfers.”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options, as described above. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Payment for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

Variable Liquidity Benefit

This benefit is only offered with the Payments for Fixed Period Option without Life Contingency variable annuity options.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002, respectively. Both TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (“Code”) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

Tax-Free Exchanges: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified and Nonqualified

Qualified Annuity Contracts

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of qualified contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to qualified annuity contracts will be subject to minimum distribution rules as provided by the Code and described below.

Taxation of Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 ½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 ½ or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

Minimum Distributions for Beneficiaries: When a death benefit becomes due upon the death of the owner and/or annuitant, a lump sum may be taken, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death, or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

Nonqualified Annuity Contracts

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Nonqualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a nonqualified Contract because of the death of an owner or annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

Other Tax Considerations

Treatment of Charges for Optional Death Benefits

The Contract may provide one or more optional enhanced death benefits that in some cases may exceed the greater of purchase price or the contract value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced death benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

Penalty Tax for Premature Distributions

For both qualified and nonqualified Contracts, taxable distributions taken before the contract owner has reached the age of 59 ½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the contract owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Financial Statements

The financial statements for the Company are located in the Statement of Additional Information. Since the Separate Accounts are newly established, there are no financial statements for this account.

Distribution of Variable Annuity Contracts

Distribution and Principal Underwriting Agreement. Travelers Distribution LLC (“TDLLC”) serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (“NASD”). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

Compensation. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and 2% annually of average account value (if asset based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washin gton Square Securities and PrimeVest Financial Services), Morgan Stanley, Merrill Lynch, NFP Securities, Inc., Piper Jaffray, Primerica Financial Services, Inc., Prudential Securities, and Citigroup Global Markets. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

The Contracts feature Portfolios of the Scudder Variable Series I and II as Variable Funding Options. Scudder Variable Series I and II are advised by Deutsche Investment Management Americas Inc. and are distributed by its affiliate, Scudder Distributors, Inc. (“SDI”) The Company and TDLLC have entered into a distribution arrangement with SDI under which a fee is payable by the Company and TDLLC to SDI based on the amount of new sales each year for providing wholesale distribution support in relation to the Contracts. Scudder Variable Series I and II and SDI have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by SDI (based on average net assets of the Funds attributable to the Contracts) in connection with the Company’s provision of administrative, marketing or other support services to the Fund.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable contract.

APPENDIX A

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated December 15, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-23087S-TIC, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-23087S-TLAC.

Name:

Address:

A-1

L-23087	December, 2003

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                         SCUDDER ADVOCATE ADVISOR - ST1

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                DECEMBER 15, 2003

                                       FOR

                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity
Contract Prospectus dated December 15, 2003. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor
Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling
1-800-842-9368 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

FINANCIAL STATEMENTS........................................................

                              THE INSURANCE COMPANY

The Travelers Insurance Company ("TIC") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and
British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup, Inc. The Company's Home Office is located at One
Cityplace, Hartford, CT 06103-3415.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding
Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc.
("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the
Global Consumer, Global Corporate, Global Investment Management and Private
Banking, and Investment Activities.

STATE REGULATION. The Company is subject to the laws of the State of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the State of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. TIC Variable Annuity Separate Account 2002 ("Separate
Account") meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act.
Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the
Commissioner has adopted no regulations under the Section that affect the
Separate Account.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the
Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut
06103. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among
TIC Variable Annuity Separate Account 2002, TDLLC and TLAC, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the
Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at
4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open.
Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

                                       2

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market"
(computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding
Option is equal to (a) minus (b), divided by (c) where:

             (a) = investment income plus capital gains and losses (whether realized or unrealized);

             (b) = any deduction for applicable taxes (presently zero); and

             (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding
Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended.
The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding
Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                             PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the Funding Options of the Separate Account. The Company may
advertise the "standardized average annual total returns" of the Funding Options available through the Separate Account, calculated in a manner prescribed by the
Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The recurring charges include the mortality and expense risk charge, the withdrawal charge, the administrative expense charge and the annual contract administrative charge. The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets per contract sold (or anticipated to be sold) under the Prospectus to which this SAI relates.

                                       3

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns do not reflect the deduction of the annual contract administrative charge and the withdrawal charge, which, if reflected, would decrease the level of performance shown.

For Funding Options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations, also referred to as hypothetical historical performance, will reflect the investment performance that such Funding Options would have achieved
(reduced by the applicable charges including the mortality and expense risk charge and the administrative expense charge) had they been held under the
Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

Since this separate account is newly established, there is no performance.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this
Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities.
This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s)
requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been

                                       4

distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the
Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief
Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years
2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan.
A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to
$7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another
Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax

                                       5

and a 10% penalty tax may apply to distributions made (1) before age 59 1/2
(subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in
2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security)
taxes. A qualified contract issued as a tax-sheltered annuity under section
403(b) will be amended as necessary to conform to the requirements of the Code.
The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b)
annuity contracts of: (1) elective contributions made in years beginning after
December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989.
Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS,
FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY
GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan
(including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a)    a periodic settlement distribution is elected based
                          upon a life or life expectancy calculation, or

                  (b)     a term-for-years settlement distribution is elected
                          for a period of ten years or more, payable at least
                          annually, or

                   (c)    a minimum required distribution as defined under the
                          tax law is taken after the attainment of the age of
                          70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20%
withholding may be recovered when the participant or beneficiary files a personal income tax return

                                       6

for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2003, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option)
which total $15,600 or less per year, will generally be exempt from periodic withholding.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding.
Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the account's financial statements. However, since TIC Variable Annuity Separate Account 2002 is newly established, there are no financial statements for this account.

The consolidated financial statements and schedules of The Travelers Insurance
Company and subsidiaries as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, have been included herein in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2002, consolidated financial statements and schedules refer to changes in the
Company's methods of accounting for goodwill and other intangible assets in
2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

                         SCUDDER ADVOCATE ADVISOR - ST1

                                       7

                       STATEMENT OF ADDITIONAL INFORMATION

                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

L-23087S-TIC                                                   December 15, 2003

                                       8

                        INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers
Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31,
2002. These consolidated financial statements are the responsibility of the
Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers
Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. As discussed in
Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                                                       2002       2001       2000
                                                                                      ----       ----       ----
REVENUES
Premiums                                                                             $1,924     $2,102     $1,966
Net investment income                                                                 2,936      2,831      2,730
Realized investment gains (losses)                                                     (322)       125        (77)
Fee income                                                                              560        537        528
Other revenues                                                                          136        107        107
--------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                                   5,234      5,702      5,254
--------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                 1,711      1,862      1,752
Interest credited to contractholders                                                  1,220      1,179      1,038
Amortization of deferred acquisition costs                                              393        379        347
General and administrative expenses                                                     407        371        463
--------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                                      3,731      3,791      3,600
--------------------------------------------------------------------------------------------------------------------

Income from operations before federal income taxes and cumulative effects of
   changes in accounting principles                                                   1,503      1,911      1,654
--------------------------------------------------------------------------------------------------------------------

Federal income taxes
     Current                                                                            236        471        462
     Deferred                                                                           185        159         89
--------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                                         421        630        551
--------------------------------------------------------------------------------------------------------------------
Income before cumulative effects of changes in accounting principles                  1,082      1,281      1,103

Cumulative effect of change in accounting for derivative instruments and
   hedging activities, net of tax                                                        --         (6)        --
Cumulative effect of change in accounting for securitized financial assets,
   net of tax                                                                            --         (3)        --
--------------------------------------------------------------------------------------------------------------------
Net Income                                                                           $1,082     $1,272     $1,103
====================================================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-2

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                               2002       2001
--------------------------------------------------------------------------------

ASSETS
Fixed maturities, available for sale at fair value
  (including $2,687 and $2,330 subject to securities
  lending agreements) (cost $35,428; $31,730)                $36,434    $32,072
Equity securities, at fair value (cost $328; $471)               332        472
Mortgage loans                                                 1,985      1,995
Real estate                                                       36         55
Policy loans                                                   1,168      1,208
Short-term securities                                          4,414      3,053
Trading securities, at fair value                              1,531      1,880
Other invested assets                                          4,909      2,485
--------------------------------------------------------------------------------
     Total Investments                                        50,809     43,220
--------------------------------------------------------------------------------

Cash                                                             186        146
Investment income accrued                                        525        487
Premium balances receivable                                      151        137
Reinsurance recoverables                                       4,301      4,163
Deferred acquisition costs                                     3,936      3,461
Separate and variable accounts                                21,620     24,837
Other assets                                                   1,467      1,415
--------------------------------------------------------------------------------
     Total Assets                                            $82,995    $77,866
--------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                         $26,634    $22,810
Future policy benefits and claims                             15,009     14,221
Separate and variable accounts                                21,620     24,837
Deferred federal income taxes                                  1,448        409
Trading securities sold not yet purchased, at fair value         598        891
Other liabilities                                              6,051      5,518
--------------------------------------------------------------------------------
     Total Liabilities                                        71,360     68,686
--------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized,
  issued and outstanding                                         100        100
Additional paid-in capital                                     5,443      3,864
Retained earnings                                              5,638      5,142
Accumulated other changes in equity from nonowner sources        454         74
--------------------------------------------------------------------------------
     Total Shareholder's Equity                               11,635      9,180
--------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity              $82,995    $77,866
================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-3

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                      FOR THE YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------
COMMON STOCK                                           2002       2001       2000
-------------------------------------------------------------------------------------
Balance, beginning of year                              $100       $100       $100
Changes in common stock                                   --         --         --
-------------------------------------------------------------------------------------
Balance, end of year                                    $100       $100       $100
=====================================================================================

-------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-------------------------------------------------------------------------------------
Balance, beginning of year                            $3,864     $3,843     $3,819
Stock option tax benefit (expense)                      (17)         21         24
Capital contributed by parent                          1,596         --         --
-------------------------------------------------------------------------------------
Balance, end of year                                  $5,443     $3,864     $3,843
=====================================================================================

-------------------------------------------------------------------------------------
RETAINED EARNINGS
-------------------------------------------------------------------------------------

Balance, beginning of year                            $5,142     $4,342     $4,099
Net income                                             1,082      1,272      1,103
Dividends to parent                                     (586)      (472)      (860)
-------------------------------------------------------------------------------------
Balance, end of year                                  $5,638     $5,142     $4,342
=====================================================================================

-------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-------------------------------------------------------------------------------------

Balance, beginning of year                               $74       $104      $(398)
Cumulative effect of accounting for
  derivative instruments and hedging activities,
  net of tax                                              --       (29)         --
Unrealized gains, net of tax                             455         68         501
Foreign currency translation, net of tax                   3         (3)         1
Derivative instrument hedging activity losses,
  net of tax                                             (78)       (66)        --
-------------------------------------------------------------------------------------
Balance, end of year                                    $454      $  74       $104
=====================================================================================

-------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-------------------------------------------------------------------------------------

Net income                                            $1,082     $1,272     $1,103
Other changes in equity from nonowner sources            380        (30)       502
-------------------------------------------------------------------------------------
Total changes in equity from nonowner sources         $1,462     $1,242     $1,605
=====================================================================================

-------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-------------------------------------------------------------------------------------
Changes in total shareholders' equity                 $2,455     $  791     $  769
Balance, beginning of year                             9,180      8,389      7,620
-------------------------------------------------------------------------------------
Balance, end of year                                 $11,635     $9,180     $8,389
=====================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-4

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                                 2002        2001        2000
---------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                      $  1,917    $  2,109    $  1,986
     Net investment income received                             2,741       2,430       2,489
     Other revenues received                                      384         867         865
     Benefits and claims paid                                  (1,218)     (1,176)     (1,193)
     Interest credited to contractholders                      (1,220)     (1,159)     (1,046)
     Operating expenses paid                                   (1,022)     (1,000)       (970)
     Income taxes paid                                           (197)       (472)       (490)
     Trading account investments (purchases), sales, net           76         (92)       (143)
     Other                                                       (393)       (227)       (258)
---------------------------------------------------------------------------------------------
         Net Cash Provided by Operating Activities              1,068       1,280       1,240
---------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                       4,459       3,706       4,257
         Mortgage loans                                           374         455         380
     Proceeds from sales of investments
         Fixed maturities                                      15,472      14,110      10,840
         Equity securities                                        945         112         397
         Real estate held for sale                                 26           6         244
     Purchases of investments
         Fixed maturities                                     (23,623)    (22,556)    (17,836)
         Equity securities                                       (867)        (50)         (7)
         Mortgage loans                                          (355)       (287)       (264)
     Policy loans, net                                             39          41           9
     Short-term securities purchases, net                      (1,320)       (914)       (810)
     Other investments (purchases), sales, net                    (69)        103        (461)
     Securities transactions in course of settlement, net         529       1,086         944
---------------------------------------------------------------------------------------------
     Net Cash Used in Investing Activities                     (4,390)     (4,188)     (2,307)
---------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                               8,505       8,308       6,022
     Contractholder fund withdrawals                           (4,729)     (4,932)     (4,030)
     Capital contribution by parent                               172          --          --
     Dividends to parent company                                 (586)       (472)       (860)
---------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities              3,362       2,904       1,132
---------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                    40          (4)         65
Cash at December 31, previous year                                146         150          85
---------------------------------------------------------------------------------------------
Cash at December 31, current year                            $    186    $    146    $    150
=============================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-5

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the
Company), is a wholly owned subsidiary of Citigroup Insurance Holding
Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc.
(Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica
Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life
Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National
Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated.

At December 31, 2001, the Company was a wholly owned subsidiary of The Travelers
Insurance Group, Inc. (TIGI). On February 4, 2002, TIGI changed its name to
Travelers Property Casualty Corp. (TPC). TPC completed its initial public offering (IPO) on March 27, 2002 and on August 20, 2002 Citigroup made a tax-free distribution of the majority of its remaining interest in TPC, to
Citigroup's stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to CIHC so that TIC would remain an indirect wholly owned subsidiary of Citigroup. See Note 15.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2002 presentation.

ACCOUNTING CHANGES

BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS Effective January 1,
2002, the Company adopted the Financial Accounting Standards Board (FASB)
Statements of Financial Accounting Standards No. 141, "Business Combinations"
(FAS 141) and No. 142, "Goodwill and Other Intangible Assets" (FAS 142). These
standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 6.

                                       F-6

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company stopped amortizing goodwill on January 1, 2002. During 2001, the
Company reversed $8 million of negative goodwill. Net income adjusted to exclude the impact of goodwill amortization for the twelve months ended December 31,
2001 is as follows:

                                                      Twelve Months
                                                          Ended
     ($ IN MILLIONS)                                December 31, 2001
                                                    -----------------
     Net income:
         Reported net income                             $1,272
         Negative goodwill reversal                          (8)
         Goodwill amortization                                7
                                                         ------
         Adjusted net income                             $1,271
                                                         ======

IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS

Effective January 1, 2002, the Company adopted the FASB Statement of Financial
Accounting Standards No. 144, "Accounting for the Impairment or Disposal of
Long-Lived Assets" (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued
operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur. The provisions of the new standard are to be applied prospectively.

There has been no impact as of December 31, 2002 on the Company's results of operations, financial condition or liquidity due to this standard. The Company does not expect the impact of this standard to be significant in future reporting periods.

ACCOUNTING STANDARDS NOT YET ADOPTED

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted the FASB Statement of Financial
Accounting Standards No. 146, "Accounting for Costs Associated with Exit or
Disposal Activities" (FAS 146). FAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, FAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. It is not expected that FAS 146 will materially affect the Company's consolidated financial statements.

                                       F-7

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of
Statement of Financial Accounting Standards No. 123 (FAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under FAS No.
148, "Accounting for Stock-Based Compensation - Transition and Disclosure,"
issued in December 2002. FAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date.
Similar to APB 25, the alternative method of accounting, an offsetting increase to stockholders' equity under FAS 123 is recorded equal to the amount of compensation expense charged.

Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

   -----------------------------------------------------------------------------
   YEAR ENDED DECEMBER 31,                           2002       2001       2000
   ($ IN MILLIONS)
   -----------------------------------------------------------------------------
   Net income, as reported                         $1,082     $1,272     $1,103
   FAS 123 pro forma adjustments, after tax            (9)       (15)       (19)
   -----------------------------------------------------------------------------
   Net income, pro forma                           $1,073     $1,257     $1,084
   -----------------------------------------------------------------------------

The assumptions used in applying FAS 123 to account for Citigroup stock options were as follows:

   -----------------------------------------------------------------------------
   YEAR ENDED DECEMBER 31,                           2002       2001       2000
   -----------------------------------------------------------------------------
   Expected volatility of Citigroup Stock           36.98%     38.31%      41.5%
   Risk-free interest rate                           3.65%      4.42%      6.23%
   -----------------------------------------------------------------------------
   Expected annual dividend per Citigroup share     $0.92      $0.92      $0.78
   -----------------------------------------------------------------------------
   Expected annual forfeiture rate                      7%         5%         5%
   -----------------------------------------------------------------------------

The adoption of this change in accounting principle will not have a significant impact on the Company's results of operations, financial condition or liquidity.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In January 2003, the FASB released FASB Interpretation No. 46 "Consolidation of
Variable Interest Entities" (FIN 46). This Interpretation changes the method of determining whether certain entities should be included in the Company's
Consolidated Financial Statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under FAS No. 94, "Consolidation of All
Majority-Owned Subsidiaries." A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                                       F-8

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The provisions of FIN 46 are to be applied immediately to VIEs created after
January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs in which an enterprise holds a variable interest that it acquired before February 1, 2003, FIN 46 applies in the first fiscal period beginning after June 15, 2003. For any VIEs that must be consolidated under FIN
46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. FIN 46 also mandates new disclosures about VIEs, some of which are required to be presented in financial statements issued after January 31, 2003.

The Company has investments in entities that may be considered to be variable interests. The carrying value of these investments is approximately $1.3 billion and primarily consists of interests in security and real estate investment funds, and below investment grade asset-backed and mortgage-backed securities, and a collateralized bond obligation. The Company is evaluating the impact of applying FIN 46 to existing VIEs in which it has variable interests and has not yet completed this analysis. However, at this time, it is anticipated that the effect on the Company's Consolidated Balance Sheets could be an increase of less than $1 billion to assets and liabilities. As the Company continues to evaluate the impact of applying FIN 46, additional entities may be identified that would need to be consolidated.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 4), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to record fair value. Changes in assumptions could affect the fair values of fixed maturities. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these values.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

                                       F-9

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 2002 and 2001.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock. See Note 14.

Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The
Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup
Investments Ltd., holds and issues derivative instruments in conjunction with these funding strategies. (See Note 12 for a more detailed description of the
Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported on other invested assets.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

                                       F-10

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains and losses. The Company primarily hedges foreign denominated funding agreements and floating rate available-for-sale securities.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

Derivatives that are used to hedge instruments that are carried at fair value, do not qualify or are not designated as hedges, are also carried at fair value with changes in value reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield.
For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains and losses.

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES:

The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses.
Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain insurance contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value with changes in value

                                       F-11

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policyholder benefits and claims.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistently with the associated risk management strategy. Derivatives used for hedging purposes were generally accounted for using hedge accounting. Changes in value of the derivatives which were expected to substantially offset the changes in value of the hedged items qualified for hedge accounting. Hedges were monitored to ensure that there was a high correlation between the derivative instrument and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the consolidated statement of income as realized gains and losses.

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging available for sale securities were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments. Gains and losses arising from financial future contracts were used to adjust the basis of hedged investments and were recognized in net investment income over the life of the investment. Gains and losses arising from equity index options were marked to market with changes in market value reflected in realized investment gains and losses. Forward contracts hedging investments were marked to market based on changes in the spot rate with changes in market value reflected in realized investment gains and losses and any forward premium or discount was recognized in net investment income over the life of the contract. Gains and losses from forward contracts hedging foreign operations were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these investments. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Costs of acquiring traditional life and health insurance, universal life, corporate owned life insurance (COLI), deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: Statement of Financial Accounting Standards No. 60, "Accounting
and Reporting by Insurance Enterprises" (FAS 60), Statement of Financial
Accounting Standards No. 91, "Accounting for Nonrefundable Fees and Costs
Associated with Originating or Acquiring Loans and Initial Direct Costs of
Leases" (FAS 91) and Statement of Financial Accounting Standards No. 97,
"Accounting and Reporting by Insurance Enterprises for Certain Long Duration
Contracts and for Realized Gains and Losses from the Sale of Investments"
(FAS 97).

                                       F-12

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

DAC for deferred annuities, both fixed and variable, and payout annuities are amortized employing a level effective yield methodology per FAS 91 as permitted by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated periodically, at least annually, and the actual rate is reset in the following quarter and applied prospectively. A new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.
DAC for these products is currently being amortized over 10-15 years.

DAC for universal life and COLI are amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per
FAS 97. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for these products is currently being amortized over
16-25 years.

DAC relating to traditional life, including term insurance, and health insurance are amortized in relation to anticipated premiums per FAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for these products is currently being amortized over 5-20 years.

DAC is reviewed to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 6.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that was recorded in 1993 at the time of acquisition of the Company by Citigroup's predecessor. It represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate.
The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to
18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits;
and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 6.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at fair value.

                                       F-13

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB Statements of Financial Accounting Standards No. 141, "Business
Combinations" (FAS 141) and No. 142, "Goodwill and Other Intangible Assets"
(FAS 142) in the first quarter of 2002, goodwill was being amortized on a straight-line basis principally over a 40-year period. The carrying amount of goodwill and other intangible assets is regularly reviewed for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis. See Note 6.

Upon adoption of FAS 141 and FAS 142, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 1, Summary of Significant Accounting
Policies, Accounting Changes.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life,
COLI, pension investment, guaranteed investment contracts (GIC), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 4.1% to 6.6%, with a weighted average interest rate of 4.5%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts.
Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment type contracts range from 1.45% to 10.0% with a weighted average interest rate of 4.9%.

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.0% to 9.0% with a weighted average of 7.1% for these products. Traditional life products include whole life and term insurance.
Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 3.6%. Assumptions established at policy issue as to mortality and persistency are based on the
Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

                                       F-14

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (CONTINUED)

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2002 and 2001, the
Company had a liability of $22.6 million and $22.3 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.2 million and $4.3 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and
Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered income when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in income in a constant relationship to insurance benefits in force.

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

                                       F-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICS and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

STOCK-BASED COMPENSATION

Prior to January 1, 2003, the Company applied Accounting Principles Board
Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), and related interpretations in accounting for its stock-based compensation plans. Under APB
25, there is generally no charge to earnings for employee stock option awards because the options granted under these plans have an exercise price equal to the market value of the underlying common stock on the grant date.
Alternatively, FAS No. 123, "Accounting for Stock-Based Compensation" (FAS 123),
allows companies to recognize compensation expense over the related service period based on the grant date fair value of the stock award.

2.  BUSINESS DISPOSITION

Effective July 1, 2000, the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its
subsidiary in the form of indemnity reinsurance arrangements. The proceeds were
$410 million, resulting in a deferred gain of approximately $150 million after-tax. The deferred gain is amortized in relation to anticipated premiums.
After-tax amortization amounted to $20 million, $21 million and $5 million in
2002, 2001 and 2000, respectively. Earned premiums were $24 million, $25 million and $138 million in 2002, 2001 and 2000, respectively.

3.  OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans and structured finance transactions. The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts,

                                       F-16

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

with the result that the deposits collected are reported as liabilities and are not included in revenues.

The PRIMERICA LIFE INSURANCE business segment consolidates the business of
Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL.
The Primerica Life Insurance business segment offers individual life products, primarily term insurance, to customers through a sales force of approximately
107,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume. The amount of investments in equity method investees and total expenditures for additions to long- lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

                                       F-17

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

BUSINESS SEGMENT INFORMATION:
-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2002                                  TRAVELERS LIFE &   PRIMERICA LIFE
 ($ IN MILLIONS)                                             ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   730          $ 1,194          $ 1,924
     Deposits                                                 11,906               --           11,906
                                                             -------          -------          -------
Total business volume                                        $12,636          $ 1,194          $13,830
Net investment income                                          2,646              290            2,936
Interest credited to contractholders                           1,220               --            1,220
Amortization of deferred acquisition costs                       174              219              393
Total expenditures for deferred acquisition costs                556              323              879
Federal income taxes (FIT) on operating income                   325              209              534
Operating income (excludes realized gains or
      losses and the related FIT)                            $   884          $   407          $ 1,291
Segment Assets                                               $74,562          $ 8,433          $82,995
-------------------------------------------------------------------------------------------------------

BUSINESS SEGMENT INFORMATION:
-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2001                                  TRAVELERS LIFE &   PRIMERICA LIFE
($ IN MILLIONS)                                              ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   957          $ 1,145          $ 2,102
     Deposits                                                 13,067               --           13,067
                                                             -------          -------          -------
Total business volume                                        $14,024          $ 1,145          $15,169
Net investment income                                          2,530              301            2,831
Interest credited to contractholders                           1,179               --            1,179
Amortization of deferred acquisition costs                       171              208              379
Total expenditures for deferred acquisition costs                553              298              851
Federal income taxes (FIT) on operating income                   377              209              586
Operating income (excludes realized gains or
      losses and the related FIT)                            $   801          $   399          $ 1,200
Segment Assets                                               $69,836          $ 8,030          $77,866
-------------------------------------------------------------------------------------------------------

                                       F-18

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2000                                  TRAVELERS LIFE &   PRIMERICA LIFE
($ IN MILLIONS)                                              ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   860          $ 1,106          $ 1,966
     Deposits                                                 11,536               --           11,536
                                                             -------          -------          -------
Total business volume                                        $12,396          $ 1,106          $13,502
Net investment income                                          2,450              280            2,730
Interest credited to contractholders                           1,038               --            1,038
Amortization of deferred acquisition costs                       166              181              347
Total expenditures for deferred acquisition costs                520              272              792
Federal income taxes (FIT) on operating income                   381              197              578
Operating income (excludes realized gains or
     losses and the related FIT)                             $   777          $   376          $ 1,153
Segment Assets                                               $62,771          $ 7,522          $70,293
-------------------------------------------------------------------------------------------------------

                                       F-19

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

----------------------------------------------------------------------------------------------
BUSINESS SEGMENT RECONCILIATION:
($ IN MILLIONS)                                          AT AND FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------

BUSINESS VOLUME AND REVENUES                                   2002         2001         2000
----------------------------------------------------------------------------------------------
Total business volume                                       $ 13,830     $ 15,169     $ 13,502
Other revenues, including fee income                             696          644          635
Elimination of deposits                                      (11,906)     (13,067)     (11,536)
                                                            --------     --------     --------
Revenue from external sources                                  2,620        2,746        2,601
Net investment income                                          2,936        2,831        2,730
Realized investment gains (losses)                              (322)         125          (77)
==============================================================================================
      Total revenues                                        $  5,234     $  5,702     $  5,254
==============================================================================================

OPERATING INCOME
----------------------------------------------------------------------------------------------
Total operating income of business segments                 $  1,291     $  1,200     $  1,153
Realized investment gains (losses), net of tax                  (209)          81          (50)
Cumulative effect of change in accounting for
  derivative instruments and hedging activities,
  net of tax                                                      --           (6)          --
Cumulative effect of change in accounting for
  securitized financial assets, net of tax                        --           (3)          --
----------------------------------------------------------------------------------------------
      Income from continuing operations                     $  1,082     $  1,272     $  1,103
==============================================================================================

ASSETS
----------------------------------------------------------------------------------------------
Total assets of business segments                           $ 82,995     $ 77,866     $ 70,293
==============================================================================================

BUSINESS VOLUME AND REVENUES
----------------------------------------------------------------------------------------------
Individual Annuities                                        $  6,307     $  7,166     $  7,101
Group Annuities                                                7,285        8,383        6,563
Individual Life and Health Insurance and COLI                  3,116        2,970        2,550
Other (a)                                                        432          250          576
Elimination of deposits                                      (11,906)     (13,067)     (11,536)
----------------------------------------------------------------------------------------------
      Total revenue                                         $  5,234     $  5,702     $  5,254
==============================================================================================

(a) Other represents revenue attributable to unallocated capital and run-off businesses.

The Company's revenue was derived almost entirely from U.S. domestic business.
Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                                       F-20

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

4.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

--------------------------------------------------------------------------------------------------------
                                                                        GROSS        GROSS
DECEMBER 31, 2002                                        AMORTIZED    UNREALIZED   UNREALIZED     FAIR
($ IN MILLIONS)                                            COST         GAINS        LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                              $ 6,975      $   434      $     2      $ 7,407
     U.S. Treasury securities and obligations of
     U.S. Government and government agencies and            2,402           39           19        2,422
     authorities
     Obligations of states, municipalities and
     political subdivisions                                   297           22            0          319
     Debt securities issued by foreign governments
                                                              365           30            2          393
     All other corporate bonds                             20,894          982          608       21,268
     Other debt securities                                  4,348          229           66        4,511
     Redeemable preferred stock                               147            1           34          114
--------------------------------------------------------------------------------------------------------
Total Available For Sale                                  $35,428      $ 1,737      $   731      $36,434
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                        GROSS        GROSS
DECEMBER 31, 2001                                        AMORTIZED    UNREALIZED   UNREALIZED     FAIR
($ IN MILLIONS)                                            COST         GAINS        LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                              $ 6,654      $   116      $    57      $ 6,713
     U.S. Treasury securities and obligations of
     U.S. Government and government agencies and
     authorities                                            1,677            8           63        1,622
     Obligations of states, municipalities and
     political subdivisions                                   108            4            1
                                                                                                     111
     Debt securities issued by foreign governments
                                                              810           46            5          851
     All other corporate bonds                             17,904          482          260       18,126
     Other debt securities                                  4,406          154           86        4,474
     Redeemable preferred stock                               171           12            8          175
--------------------------------------------------------------------------------------------------------
         Total Available For Sale                         $31,730      $   822      $   480      $32,072
--------------------------------------------------------------------------------------------------------

                                       F-21

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Proceeds from sales of fixed maturities classified as available for sale were
$15.5 billion, $14.1 billion and $10.8 billion in 2002, 2001 and 2000, respectively. Gross gains of $741 million, $633 million and $213 million and gross losses of $309 million, $273 million and $407 million in 2002, 2001 and
2000, respectively, were realized on those sales. Additional losses of $639 million, $153 million and $25 million in 2002, 2001 and 2000, respectively, were realized due to other-than-temporary losses in value. Impairment activity increased significantly beginning in the fourth quarter of 2001 and continued
throughout 2002. Impairments were concentrated in telecommunication and energy company investments.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $5.1 billion and $4.6 billion at
December 31, 2002 and 2001, respectively.

The amortized cost and fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   ---------------------------------------------------------------------------
                                                      AMORTIZED
   ($ IN MILLIONS)                                       COST       FAIR VALUE
   ---------------------------------------------------------------------------
   MATURITY:
        Due in one year or less                         $2,572        $2,605
        Due after 1 year through 5 years                10,162        10,430
        Due after 5 years through 10 years               8,591         8,768
        Due after 10 years                               7,128         7,224
   ---------------------------------------------------------------------------
                                                        28,453        29,027
   ---------------------------------------------------------------------------
        Mortgage-backed securities                       6,975         7,407
   ---------------------------------------------------------------------------
            Total Maturity                             $35,428       $36,434
   ---------------------------------------------------------------------------

The Company makes investments in collateralized mortgage obligations (CMOs).
CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The
Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2002 and 2001, the Company held CMOs classified as available for sale with a fair value of $4.7 billion and $4.5 billion, respectively.
Approximately 35% and 38%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2002 and 2001.
In addition, the Company held $2.6 billion and $2.1 billion of GNMA, FNMA or
FHLMC mortgage-backed pass-through securities at December 31, 2002 and 2001, respectively. All of these securities are rated AAA.

                                       F-22

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The
Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests it in short-term securities. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2002 and 2001, the Company held cash collateral of $2.8 billion and $2.4 billion, respectively.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:

 ---------------------------------------------------------------------------------------------
 EQUITY SECURITIES:                                GROSS UNREALIZED  GROSS UNREALIZED   FAIR
 ($ IN MILLIONS)                            COST         GAINS            LOSSES       VALUE
 ---------------------------------------------------------------------------------------------

 DECEMBER 31, 2002
      Common stocks                          $48           $9               $7           $50
      Non-redeemable preferred stocks        280            8                6           282
 ---------------------------------------------------------------------------------------------
          Total Equity Securities           $328          $17              $13          $332
 ---------------------------------------------------------------------------------------------

 DECEMBER 31, 2001
      Common stocks                          $96          $11               $6          $101
      Non-redeemable preferred stocks        375            8               12           371
 ---------------------------------------------------------------------------------------------
          Total Equity Securities           $471          $19              $18          $472
 ---------------------------------------------------------------------------------------------

Proceeds from sales of equity securities were $945 million, $112 million and
$397 million in 2002, 2001 and 2000, respectively. Gross gains of $8 million,
$10 million and $107 million and gross losses of $4 million, $13 million and $9 million in 2002, 2001 and 2000, respectively, were realized on those sales.
Additional losses of $19 million, $96 million and $7 million in 2002, 2001 and
2000, respectively, were realized due to other-than-temporary losses in value.

MORTGAGE LOANS AND REAL ESTATE

At December 31, 2002 and 2001, the Company's mortgage loan and real estate portfolios consisted of the following:

 ----------------------------------------------------------------------------
 ($ IN MILLIONS)                                        2002          2001
 ----------------------------------------------------------------------------

 Current Mortgage Loans                                $1,941        $1,976
 Underperforming Mortgage Loans                            44            19
 ----------------------------------------------------------------------------
      Total Mortgage Loans                              1,985         1,995
 ----------------------------------------------------------------------------

 Real Estate - Foreclosed                                  17            42
 Real Estate - Investment                                  19            13
 ----------------------------------------------------------------------------
      Total Real Estate                                    36            55
 ----------------------------------------------------------------------------
      Total Mortgage Loans and Real Estate             $2,021        $2,050
 ============================================================================

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

                                       F-23

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Aggregate annual maturities on mortgage loans at December 31, 2002 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        -----------------------------------------------------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        -----------------------------------------------------------
        Past Maturity                                    $13
        2003                                             183
        2004                                             156
        2005                                             123
        2006                                             198
        2007                                             135
        Thereafter                                     1,177
        -----------------------------------------------------------
             Total                                    $1,985
        ===========================================================

TRADING SECURITIES

Trading securities of the Company are held in Tribeca Citigroup Investments Ltd.
The assets and liabilities are valued at fair value as follows:

($ IN MILLIONS)                                 Fair value as of      Fair value as of
---------------                                 December 31, 2002     December 31, 2001
                                                -----------------     -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage                     $1,442                $1,798
       Merger arbitrage                                   47                    80
       Other                                              42                     2
                                                      ------                ------
                                                      $1,531                $1,880
                                                      ======                ======
LIABILITIES
    Trading securities sold not yet purchased
       Convertible bond arbitrage                     $  520                $  836
       Merger arbitrage                                   13                    51
       Other                                              65                     4
                                                      ------                ------
                                                      $  598                $  891
                                                      ======                ======

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 12.

                                       F-24

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  Investment in Citigroup preferred stock            $3,212           $987
  Partnership investments                             1,269            949
  Real estate joint ventures                            390            520
  Other                                                  38             29
  --------------------------------------------------------------------------
  Total                                              $4,909         $2,485
  --------------------------------------------------------------------------

CONCENTRATIONS

At December 31, 2002 and 2001, the Company had an investment in Citigroup
Preferred Stock of $3.2 billion and $987 million, respectively. See Note 14.

The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 14.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  Electric Utilities                                 $3,979         $3,883
  Finance                                             3,681          1,633
  Banking                                             1,900          1,944
  --------------------------------------------------------------------------

The Company held investments in foreign banks in the amount of $869 million and
$954 million at December 31, 2002 and 2001, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $878 million and $358 million in Electric Utilities at December 31, 2002 and 2001, respectively, and total below investment grade assets were $3.8 billion and $2.3 billion at December 31,
2002 and 2001, respectively.

Included in mortgage loans were the following group concentrations:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  STATE
  California                                           $788           $788

  PROPERTY TYPE
  Agricultural                                       $1,212         $1,131

                                       F-25

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS
Investments included in the consolidated balance sheets that were non-income producing amounted to $58.5 million and $27.7 million at December 31, 2002 and
2001, respectively.

RESTRUCTURED INVESTMENTS
The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2002 and 2001. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2002 and 2001. Interest on these assets, included in net investment income, was also insignificant in 2002 and 2001.

NET INVESTMENT INCOME

  -----------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                     2002      2001      2000
  ($ IN MILLIONS)
  -----------------------------------------------------------------------------

  GROSS INVESTMENT INCOME
       Fixed maturities                              $2,359    $2,328    $2,061
       Mortgage loans                                   167       210       223
       Trading                                            9       131       208
       Joint ventures and partnerships                  203        71       150
       Citigroup preferred stock                        178        53        53
       Other, including policy loans                    104       165       184
  -----------------------------------------------------------------------------
  Total gross investment income                       3,020     2,958     2,879
  -----------------------------------------------------------------------------
  Investment expenses                                    84       127       149
  -----------------------------------------------------------------------------
  Net investment income                              $2,936    $2,831    $2,730
  -----------------------------------------------------------------------------

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

  -----------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                     2002      2001      2000
  ($ IN MILLIONS)
  -----------------------------------------------------------------------------

  REALIZED INVESTMENT GAINS (LOSSES)
       Fixed maturities                              $(207)     $207     $(219)
       Equity securities                               (15)      (99)       91
       Mortgage loans                                   --         5        27
       Real estate held for sale                         8         3        25
       Derivatives                                     (77)       14        --
       Other                                           (31)       (5)       (1)
  -----------------------------------------------------------------------------
         Total realized investment gains (losses)    $(322)     $125      $(77)
  -----------------------------------------------------------------------------

                                       F-26

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

  ------------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                        2002    2001     2000
  ($ IN MILLIONS)
  ------------------------------------------------------------------------------

  UNREALIZED INVESTMENT GAINS (LOSSES)
       Fixed maturities                                  $664     $85     $891
       Equity securities                                    3      40     (132)
       Other                                               31     (20)      13
  ------------------------------------------------------------------------------
         Total unrealized investment gains (losses)       698      105     772
  ------------------------------------------------------------------------------
       Related taxes                                      243       37     271
  ------------------------------------------------------------------------------
       Change in unrealized investment gains (losses)     455       68     501
       Balance beginning of year                          171      103    (398)
  ------------------------------------------------------------------------------
         Balance end of year                             $626     $171    $103
  ------------------------------------------------------------------------------

5.  REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance.
Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a
90%/10% quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life, and in excess of $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $321.9 billion and $285.7 billion at December 31, 2002 and 2001.

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its
subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $231.8 million and $233.3 million in 2002 and
2001, respectively, and earned premiums ceded were $233.8 million and $240.1 million in 2002 and 2001, respectively.

The Company also reinsures the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB is
$19.1 billion, of which $12.4 billion or 65% is reinsured at December 31, 2002.
GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $4.6 billion at December 31, 2002, of which $3.8 billion or 82% is reinsured. During 2002, substantially all new contracts written were not reinsured.

Through TIC, the Company writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with the insurance subsidiaries of TPC.

                                       F-27

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                              FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                                2002         2001         2000
-------------------------------------------------------------------------------

Direct                                        $ 2,610      $ 2,848      $ 2,634
Assumed from:
     Non-affiliated companies                      --            1           --
Ceded to:
     Travelers Indemnity Company                  (83)        (146)        (195)
     Non-affiliated companies                    (614)        (591)        (465)
-------------------------------------------------------------------------------
Total Net Written Premiums                    $ 1,913      $ 2,112      $ 1,974
===============================================================================

EARNED PREMIUMS                                 2002         2001         2000
-------------------------------------------------------------------------------

Direct                                        $ 2,652      $ 2,879      $ 2,644
Assumed from:
     Non-affiliated companies                      --            1           --
Ceded to:
     Travelers Indemnity Company                 (109)        (180)        (216)
     Non-affiliated companies                    (619)        (598)        (462)
-------------------------------------------------------------------------------
Total Net Earned Premiums                     $ 1,924      $ 2,102      $ 1,966
===============================================================================

Travelers Indemnity Company was an affiliate in 2001, 2000 and for part of 2002.
See Note 15.

Reinsurance recoverables at December 31, 2002 and 2001 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

  REINSURANCE RECOVERABLES                                2002          2001
  -----------------------------------------------------------------------------

  Life and Accident and Health Business:
       Non-affiliated companies                          $2,589        $2,282
  Property-Casualty Business:
       Travelers Indemnity Company                        1,712         1,881
  -----------------------------------------------------------------------------
  Total Reinsurance Recoverables                         $4,301        $4,163
  =============================================================================

Reinsurance recoverables for the life and accident and health business include
$1,351 million and $1,060 million from General Electric Capital Assurance
Company, and also include $472 million and $500 million, from The Metropolitan
Life Insurance Company at December 31, 2002 and 2001, respectively.

6.  DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

The Company has two intangible, amortizable assets, DAC and the value of insurance in force. The following is a summary of capitalized DAC by type.

                                       F-28

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

                                Deferred &
                                 Payout      UL &     Traditional Life
 IN MILLIONS OF DOLLARS         Annuities    COLI         & Other        Total
 -------------------------------------------------------------------------------
                               -------------------------------------------------
 Balance December 31, 2000        $ 896      $299        $1,794         $2,989
                               -------------------------------------------------

        Deferred expenses
             and other              385       142           324            851
       Amortization expense        (144)      (11)         (224)          (379)

                               -------------------------------------------------
 Balance December 31, 2001        1,137       430         1,894          3,461

        Deferred expenses
             and other              348       172           348            868
       Amortization expense        (132)      (24)         (237)          (393)

                               -------------------------------------------------
 Balance December 31, 2002       $1,353      $578        $2,005         $3,936
 -------------------------------------------------------------------------------

The value of insurance in force totaled $130 milllion and $144 million at
December 31, 2002 and 2001, respectively, and is included in other assets.
Amortization expense on the value of insurance in force was $25 million and $26 million for the twelve months ended December 31, 2002 and 2001, respectively.
Amortization expense related to the value of insurance in force is estimated to be $20 million in 2003, $18 million in 2004, $16 million in 2005, $13 million in
2006 and $12 million in 2007. In 2002 there was an opening balance sheet reclassification between DAC and the value of insurance in force in the amount of $11 million. This had no impact on results of operations or shareholder's equity.

7.  DEPOSIT FUNDS AND RESERVES

At December 31, 2002 and 2001, the Company had $38.8 billion and $34.1 billion of life and annuity deposit funds and reserves, respectively. Of that total,
$21.8 billion and $19.1 billion is not subject to discretionary withdrawal based on contract terms. The remaining $17.0 billion and $15.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $5.7 billion and $4.2 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional
$5.5 billion and $5.0 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.7% and 4.7%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.8 billion and $5.8 billion of liabilities are surrenderable without charge.
Approximately 10.0% and 10.2% of these relate to individual life products for
2002 and 2001, respectively. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $10.9 billion. The scheduled maturities for these GICs, including interest, are $4.5 billion, $1.5 billion, $1.3 billion, $1.4 billion and $4.0 billion in 2003, 2004, 2005, 2006 and thereafter. These GICs have a weighted average interest rate of 4.81% at December 31, 2002.

                                       F-29

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

8.  FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE

     ($ IN MILLIONS)

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,            2002        2001         2000
     ---------------------------------------------------------------------------
     Income before federal income taxes        $1,503      $1,911       $1,654
     Statutory tax rate                            35%         35%         35%
     ---------------------------------------------------------------------------
     Expected federal income taxes                526         669          579
     Tax effect of:
          Non-taxable investment income           (62)        (20)         (19)
          Tax reserve release                     (43)        (18)         (12)
          Other, net                               --          (1)           3
     ---------------------------------------------------------------------------
     Federal income taxes                        $421        $630         $551
     ===========================================================================
     Effective tax rate                            28%         33%          33%
     ---------------------------------------------------------------------------

     COMPOSITION OF FEDERAL INCOME TAXES
     Current:
          United States                          $217        $424         $429
          Foreign                                  19          47           33
     ---------------------------------------------------------------------------
          Total                                   236         471          462
     ---------------------------------------------------------------------------
     Deferred:
          United States                           182         166           96
          Foreign                                   3          (7)          (7)
     ---------------------------------------------------------------------------
          Total                                   185         159           89
     ---------------------------------------------------------------------------
     Federal income taxes                        $421        $630         $551
     ===========================================================================

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2002, 2001 and
2000 were $(17) million, $21 million and $24 million, respectively.

                                       F-30

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The net deferred tax liabilities at December 31, 2002 and 2001 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------------------------------------------
($ IN MILLIONS)                                                 2002     2001
--------------------------------------------------------------------------------

Deferred Tax Assets:
  Benefit, reinsurance and other reserves                        $422     $539
  Operating lease reserves                                         57       62
  Employee benefits                                               199      104
  Other                                                           289      158
--------------------------------------------------------------------------------
      Total                                                       967      863
--------------------------------------------------------------------------------

Deferred Tax Liabilities:
  Deferred acquisition costs and value of insurance in force   (1,097)    (968)
  Investments, net                                             (1,180)    (215)
  Other                                                          (138)     (89)
--------------------------------------------------------------------------------
      Total                                                    (2,415)  (1,272)
--------------------------------------------------------------------------------
Net Deferred Tax Liability                                    $(1,448)   $(409)
--------------------------------------------------------------------------------

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup Inc. Federal income taxes are allocated to each member of the consolidated group, according to the Tax Sharing Agreement, on a separate return basis adjusted for credits and other amounts required by the Agreement.

At December 31, 2002 and 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately
$932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                                       F-31

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $256 million, $330 million and $981 million for the years ended December 31, 2002, 2001 and 2000, respectively. The Company's statutory capital and surplus was $6.9 billion and $5.1 billion at December 31,
2002 and 2001, respectively.

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance
Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE
JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant
Accounting Policies, Permitted Statutory Accounting Practices). The impact of this change on the Company's statutory capital and surplus was not significant.
The impact of this change on statutory net income was $119 million in 2001, related to recording equity method investment earnings as unrealized gains versus net investment income.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $966 million is available by the end of the year 2003 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TLAC may not pay a dividend to TIC without such approval. Primerica Life may pay up to $148 million to TIC in 2003 without prior approval of the Massachusetts Insurance Department. The Company paid dividends of $586 million, $472 million and $860 million in 2002, 2001 and 2000, respectively.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)
     ---------------
     Citigroup Series YYY Preferred Stock            $2,225
     TLA Holdings LLC                                   142
     Cash and other assets                              189
     Pension, post-retirement, and post-
           employment benefits payable                 (279)
     Deferred tax assets                                 98
     Deferred tax liabilities                          (779)
                                                     ------
                                                     $1,596

     See Note 15.

                                       F-32

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.  SHAREHOLDER'S EQUITY (CONTINUED)

Accumulated Other Changes in Equity from Nonowner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Nonowner
Sources were as follows:

                                                   NET UNREALIZED                                           ACCUMULATED OTHER
                                                   GAIN (LOSS) ON   FOREIGN CURRENCY   DERIVATIVE           CHANGES IN EQUITY
($ IN MILLIONS)                                    INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                   SECURITIES       ADJUSTMENTS        HEDGING ACTIVITIES   SOURCES
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999                             $(397)          $  (1)               $  --                $(398)
Unrealized gains on investment securities,
   net of tax of $297                                    451              --                   --                  451
Reclassification adjustment for losses
   included in net income, net of tax of $(27)            50              --                   --                   50
Foreign currency translation adjustment, net
   of tax of $1                                           --               1                   --                    1
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            501               1                   --                  502
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000                               104              --                   --                  104
Cumulative effect of change in accounting
   for derivative instruments and hedging
   activities, net of tax of $(16)                        14              --                  (43)                 (29)
Unrealized gains on investment securities,
   net of tax of $80                                     149              --                   --                  149
Reclassification adjustment for gains
   included in net income, net of tax of $44             (81)             --                   --                  (81)
Foreign currency translation adjustment, net
   of tax of $(2)                                         --              (3)                  --                   (3)
Derivative instrument hedging activity
   losses, net of tax of $(35)                            --              --                  (66)                 (66)
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                             82              (3)                (109)                 (30)
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                               186              (3)                (109)                  74
Unrealized gains on investment securities,
   net of tax of $132                                    246              --                   --                  246
Reclassification adjustment for losses
   included in net income, net of tax of $(113)          209              --                   --                  209
Foreign currency translation adjustment, net
   of tax of $2                                           --               3                   --                    3
Derivative instrument hedging activity losses,
net of tax of $(42)                                       --              --                  (78)                 (78)
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            455               3                  (78)                 380
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                             $ 641           $  --                $(187)               $ 454
-----------------------------------------------------------------------------------------------------------------------------

                                       F-33

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

10.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2002, 2001 and 2000.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed
TPC's share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. The
Company's share of net expense for this plan was $10 million in 2002, and insignificant in 2001 and 2000.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed
TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The
Company's share of net expense for the other postretirement benefit plans was
$18 million in 2002 and not significant for 2001 and 2000.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a
401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2002, 2001 and 2000. See
Note 14.

11.  LEASES

Most leasing functions for the company are administered by a Citigroup subsidiary at December 31, 2002. Net rent expense for the Company was $24 million, $26 million, and $26 million in 2002, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
YEAR ENDING DECEMBER 31,             MINIMUM OPERATING        MINIMUM CAPITAL
($ IN MILLIONS)                       RENTAL PAYMENTS         RENTAL PAYMENTS
--------------------------------------------------------------------------------
2003                                       $ 43                     $ 5
2004                                         42                       5
2005                                         47                       5
2006                                         54                       5
2007                                         54                       6
Thereafter                                  131                      24
--------------------------------------------------------------------------------
Total Rental Payments                      $371                     $50
================================================================================

Future sublease rental income of approximately $66 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease, totaling $164 million, by an affiliate.

                                       F-34

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

12. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS
The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The
Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup
Investments Ltd., holds and issues derivative instruments in conjunction with these funding strategies.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions.
These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                                       F-35

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the
Company's Canadian Operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different permissible investment. Under credit default swaps, the Company agrees with other parties to receive, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2002 and 2001:

                                         Year Ended          Year Ended
   In millions of dollars                December 31, 2002   December 31, 2001
   -----------------------------------------------------------------------------
   Hedge ineffectiveness recognized
       related to fair value hedges           $(18.3)             $(4.1)

   Hedge ineffectiveness recognized
       related to cash flow hedges              14.8               (6.2)

   Net gain recorded in accumulated
       other changes in equity from
       nonowner sources related to net
       investment hedges                        (8.4)               0.8

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended
December 31, 2001 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31,
2002 is $(27.2) million.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For swaps, options and forward contracts, credit risk is limited to the amount that it would cost the
Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

                                       F-36

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $240.9 million and $212.2 million at
December 31, 2002 and 2001, respectively. The Company had unfunded commitments of $630.0 million and $661.5 million to these partnerships at December 31, 2002 and 2001, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS
The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial
Accounting Standards No. 107, "Disclosure about Fair Value of Financial
Instruments," and therefore are not included in the amounts discussed.

At December 31, 2002 and 2001, investments in fixed maturities had a carrying value and a fair value of $36.4 billion and $32.1 billion, respectively. See
Notes 1 and 4.

At December 31, 2002, mortgage loans had a carrying value of $2.0 billion and a fair value of $2.2 billion and at year-end 2001 had a carrying value of $2.0 billion and a fair value of $2.1 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative
Preferred Stock Series YYY, carried at cost of $2,225 million at December 31,
2002, acquired as a contribution from TPC. This Series YYY preferred stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after
February 27, 2022. Dividends totaling $125 million were received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative
Preferred Stock Series YY, carried at cost of $987 million at December 31, 2002 and 2001. This series YY preferred stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during 2002, 2001 and 2000, respectively.
There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2002, contractholder funds with defined maturities had a carrying value of $12.5 billion and a fair value of $13.3 billion, compared with a carrying value and a fair value of $9.5 billion and $10.0 billion at December
31, 2001. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $11.1 billion and a fair value of $10.7 billion at December 31, 2002, compared with a carrying value of $10.6 billion and a fair value of $10.3 billion at December 31, 2001. These contracts generally are valued at surrender value.

The carrying values of $321 million and $495 million of financial instruments classified as other assets approximated their fair values at December 31, 2002 and 2001, respectively. The carrying value of $1.5 billion of financial instruments classified as other liabilities at both December 31, 2002 and 2001 also approximated their fair values at both December 31, 2002 and 2001. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

                                       F-37

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $511 million at December 31, 2002, compared with a carrying value and a fair value of $507 million at December 31, 2001. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $511 million at December 31, 2002, compared with a carrying value and a fair value of $507 million at December 31, 2001.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

13. COMMITMENTS AND CONTINGENCIES

LITIGATION

TIC and its subsidiaries are defendants or co-defendants in various litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

14. RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the
Company as of December 31, 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. The
Company paid Citigroup and its subsidiaries $56.9 million and $43.6 million in
2002 and 2001, respectively, for these services. The Company paid TPC $33.6 million and $30.0 million in 2002 and 2001, respectively, for these services.
The amounts due from affiliates related to these services, included in other assets at December 31, 2002, were insignificant and in 2001 were $88.2 million.
See Note 15.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2002 and 2001, the pool totaled approximately $4.2 billion and $5.6 billion, respectively. The Company's share of the pool amounted to $3.8 billion and $2.6 billion at December 31, 2002 and 2001, respectively, and is included in short-term securities in the consolidated balance sheets.

                                       F-38

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2002 and 2001 the Company had outstanding loaned securities to
SSB for $267.1 million and $413.5 million, respectively.

Included in other invested assets is a $3.2 billion and $987 million investment in Citigroup preferred stock at December 31, 2002 and 2001, respectively, carried at cost. Dividends received on these investments were $178 million in
2002, and $53 million in each of 2001 and 2000.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $186.1 million and $310.9 million at December 31, 2002 and 2001, respectively. Income of $99.7 million, $65.5 million and $67.0 million was earned on these investments in 2002, 2001 and 2000, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $21.6 million at both
December 31, 2002 and 2001. Income (loss) of $0, $(41.6) million and $8.1 million were earned on this investment in 2002, 2001 and 2000, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's-length basis.

The Company markets deferred annuity products and life insurance through its affiliate, Salomon Smith Barney (SSB). Annuity deposits related to these products were $1.0 billion, $1.5 billion, and $1.8 billion in 2002, 2001 and
2000, respectively. Life premiums were $109.7 million, $96.5 million and $77.0 million in 2002, 2001 and 2000, respectively.

The Company also markets individual annuity and life insurance through
CitiStreet Retirement Services LLC, a division of CitiStreet, a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet
Retirement Services, LLC were $1.6 billion in each of 2002 and 2001 and $1.8 billion in 2000.

The Company markets individual annuity products through an affiliate Citibank,
N.A. (Citibank). Deposits received from Citibank were $303 million, $564 million and $392 million in 2002, 2001 and 2000, respectively.

Primerica Financial Services (PFS), an affiliate, is a distributor of products for TLA. PFS sold $787 million, $901 million and $1.03 billion of individual annuities in 2002, 2001 and 2000, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon
U.S. gross direct premiums received by Primerica Life. In each of 2002, 2001, and 2000 the fees paid by Primerica Life were $12.5 million.

The Company sells structured settlement annuities to the property casualty subsidiaries of TPC. See Note 15.

                                       F-39

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup
Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and
Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2002, 2001 and 2000.

The Company also participates in the Citigroup Capital Accumulation Program.
Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The
Company's charge to income for this program was insignificant in 2002, 2001 and
2000.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included with other assets in the Consolidated Balance
Sheet and is recognized as a charge to income ratably over the vesting period.
The Company's charge to income was insignificant during 2002, 2001 and 2000.

The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and
related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

                                       F-40

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

15.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On March 27, 2002, Travelers Property Casualty Corp. (TPC), the Company's parent at December 31, 2001, completed its initial public offering (IPO). On August 20,
2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. Prior to the IPO the following transactions occurred:

     o    The common stock of the Company was distributed by TPC to CIHC so the
          Company would remain an indirect wholly owned subsidiary of Citigroup.

     o    The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o    TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o    The Company assumed pension, post-retirement and post-employment benefits payable to all inactive employees of the former Travelers
          Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities.

     o    The Company received 2,225 shares of Citigroup's 6.767% Cumulative
          Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. At December 31, 2002, the Company still receives certain services from
TPC on a contract basis. The Company paid TPC $33.6 million and $30.0 million in
2002 and 2001, respectively, for these services.

The Company sells structured settlement annuities to the property casualty insurance subsidiaries of TPC. Such premiums and deposits were $159 million,
$194 million and $191 million for 2002, 2001 and 2000, respectively.

The Company has a license from TPC to use the names "Travelers Life & Annuity,"
"The Travelers Insurance Company," "The Travelers Life and Annuity Company" and
related names in connection with the Company's business.

                                       F-41

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

16.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:

-----------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                          2002         2001         2000
($ IN MILLIONS)
-----------------------------------------------------------------------------------------

Net Income                                             $ 1,082      $ 1,281      $ 1,103
Adjustments to reconcile net income to net
cash provided by operating activities:
Realized (gains) losses                                    322         (125)          77
Deferred federal income taxes                              185          159           89
Amortization of deferred policy acquisition
costs                                                      393          379          347
Additions to deferred policy acquisition costs            (878)        (851)        (792)
Investment income                                         (119)        (493)        (384)
Premium balances                                            (7)           7           20
Insurance reserves and accrued expenses                    493          686          559
Other                                                     (403)         237          221
----------------------------------------------------------------------------------------
Net cash provided by operations                        $ 1,068      $ 1,280      $ 1,240
----------------------------------------------------------------------------------------

17.  NON-CASH INVESTING AND FINANCING ACTIVITIES

Significant non-cash investing and financing activities include the contribution of $2,225 million of Citigroup YYY preferred stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                                       F-42

         INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

                                                                                              PAGE
The Travelers Insurance Company and Subsidiaries

     Independent Auditors' Report                                                              F-1

     Consolidated Statements of Income                                                         F-2

     Consolidated Balance Sheets                                                               F-3

     Consolidated Statements of Changes In Shareholder's Equity                                F-4

     Consolidated Statements of Cash Flows                                                     F-5

     Notes to Consolidated Financial Statements                                                F-6

Independent Auditors' Report                                                                  F-44

Schedule I - Summary of Investments - Other than Investments in Related Parties 2002          F-45

Schedule III - Supplementary Insurance Information 2000-2002                                  F-46

Schedule IV - Reinsurance 2000-2002                                                           F-47

All other schedules are inapplicable for this filing.

                                      F-43

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of January 21, 2003, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2002 and
2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2002, which are included in this Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in
2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-44

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------
TYPE OF INVESTMENT                                                                    AMOUNT SHOWN IN
                                                                 COST       VALUE     BALANCE SHEET(1)
------------------------------------------------------------------------------------------------------

Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           Authorities                                         $ 6,416     $ 6,658       $ 6,658
         States, municipalities and political subdivisions         297         319           319
         Foreign governments                                       365         393           393
         Public utilities                                        3,261       3,149         3,149
         Convertible bonds and bonds with warrants attached        263         269           269
         All other corporate bonds                              24,679      25,532        25,532
------------------------------------------------------------------------------------------------------
              Total Bonds                                       35,281      36,320        36,320
     Redeemable preferred stocks                                   147         114           114
------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                 35,428      36,434        36,434
------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                       10          10            10
         Industrial, miscellaneous and all other                    38          40            40
------------------------------------------------------------------------------------------------------
              Total Common Stocks                                   48          50            50
     Nonredeemable preferred stocks                                280         282           282
------------------------------------------------------------------------------------------------------
         Total Equity Securities                                   328         332           332
------------------------------------------------------------------------------------------------------

Mortgage Loans                                                   1,985                     1,985
Real Estate Held For Sale                                           36                        36
Policy Loans                                                     1,168                     1,168
Short-Term Securities                                            4,414                     4,414
Trading Securities                                               1,531                     1,531
Other Investments(2,3,4)                                         1,382                     1,382
------------------------------------------------------------------------------------------------------
         Total Investments                                     $46,272                   $47,282
======================================================================================================

(1)  Determined in accordance with methods described in Notes 1 and 4 of the
     Notes to Consolidated Financial Statements.

(2)  Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 14 of
     Notes to Consolidated Financial Statements.

(3)  Also excludes $315 million fair value of investment in affiliated partnership interests.

(4)  Includes derivatives marked to market and recorded at fair value in the balance sheet.

                                       F-45

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)

----------------------------------------------------------------------------------------------------------------------------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,        OTHER POLICY
                                       POLICY          LOSSES, CLAIMS   CLAIMS AND                      NET             BENEFITS,
                                       ACQUISITION     AND LOSS         BENEFITS         PREMIUM        INVESTMENT      CLAIMS AND
                                       COSTS           EXPENSES(1)      PAYABLE          REVENUE        INCOME          LOSSES(2)
----------------------------------------------------------------------------------------------------------------------------------

                       2002
                       ----
Travelers Life & Annuity                $2,043           $37,774             $461          $  730         $2,646        $2,404
Primerica Life                           1,893             3,261              147           1,194            290           527
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
==================================================================================================================================

                       2001
                       ----
Travelers Life & Annuity                $1,672           $33,475             $368           $ 957         $2,530        $2,534
Primerica Life                           1,789             3,044              144           1,145            301           507
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $3,461           $36,519             $512          $2,102         $2,831        $3,041
==================================================================================================================================

                       2000
                       ----
Travelers Life & Annuity                $1,291           $29,377             $321           $ 860         $2,450        $2,294
Primerica Life                           1,698             2,856              140           1,106            280           496
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $2,989           $32,233             $461          $1,966         $2,730        $2,790
==================================================================================================================================

----------------------------------------------

   AMORTIZATION OF
   DEFERRED POLICY   OTHER
   ACQUISITION       OPERATING       PREMIUMS
   COSTS             EXPENSES         WRITTEN
----------------------------------------------

      $174             $190           $  729
       219              217            1,184
----------------------------------------------
      $393             $407           $1,913
==============================================

      $171             $154           $  955
       208              217            1,157
----------------------------------------------
      $379             $371           $2,112
==============================================

      $166             $233           $  859
       181              230            1,115
----------------------------------------------
      $347             $463           $1,974
==============================================

(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                                       F-46

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

--------------------------------------------------------------------------------------------------------
                                                                    ASSUMED                   PERCENTAGE
                                                     CEDED TO        FROM                     OF AMOUNT
                                        GROSS          OTHER         OTHER         NET         ASSUMED
                                        AMOUNT       COMPANIES     COMPANIES      AMOUNT       TO NET
--------------------------------------------------------------------------------------------------------

2002
----
Life Insurance In Force                $549,066      $321,940      $  3,568      $230,694        1.5%
Premiums:
     Life insurance                    $  2,227           377      $     --      $  1,850         --
     Accident and health insurance          316           242            --            74         --
     Property casualty                      109           109            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,652      $    728      $     --      $  1,924         --
                                       ========      ========      ========      ========       ====

2001
----
Life Insurance In Force                $510,457      $285,696      $  3,636      $228,397        1.6%
Premiums:
     Life insurance                    $  2,378      $    352      $     --      $  2,026         --
     Accident and health insurance          321           246             1            76         --
     Property casualty                      180           180            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,879      $    778      $      1      $  2,102         --
                                       ========      ========      ========      ========       ====

2000
----
Life Insurance In Force                $480,958      $252,498      $  3,692      $232,152        1.6%
Premiums:
     Life insurance                    $  2,106      $    330      $     --      $  1,776         --
     Accident and health insurance          322           132            --           190         --
     Property casualty                      216           216            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,644      $    678      $     --      $  1,966         --
                                       ========      ========      ========      ========       ====

                                       F-47

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a)    The financial statements of the Registrant will not be provided since the
       Registrant had no assets as of December 31, 2002.

       The consolidated financial statements of The Travelers Insurance Company and Subsidiaries and the report of Independent Accountants, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2002,
       2001 and 2000 Consolidated Balance Sheets as of December 31, 2002 and
       2001 Consolidated Statements of Changes in Retained Earnings and
       Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2002, 2001 and 2000 Consolidated Statements of Cash
       Flows for the years ended December 31, 2002, 2001 and 2000 Notes to
       Consolidated Financial Statements

(b) EXHIBITS

     EXHIBIT
      NUMBER      DESCRIPTION
     -------      -----------
        1.        Resolution of The Travelers Insurance Company Board of
                  Directors authorizing the establishment of the Registrant.
                  (Incorporated herein by reference to Exhibit 1 to the
                  Registration Statement on Form N-4, filed May 23, 1997.)

        2.        Not Applicable.

      3(a).       Distribution and Principal Underwriting Agreement among the
                  Registrant, The Travelers Insurance Company and Travelers
                  Distribution LLC. (.(Incorporated herein by reference to
                  Exhibit c.1. to Post-Effective Amendment No. 3 to the
                  Registration Statement on Form N-6, File No. 333-56952, filed
                  February 7, 2003.)

      3(b).       Selling Agreement. (Incorporated herein by reference to
                  Exhibit 3(b) to Post-Effective Amendment No. 2 to the
                  Registration Statement on Form N-4, File No. 333-65942, filed
                  April 15, 2003.)

        4.        Form of Variable Annuity Contract. (Incorporated here in by reference to Exhibit 4 to the Registration Statement on Form
                  N-4, File No. 333-100435, filed October 9, 2002.)

        5.        Application filed herewith.

      6(a).       Charter of The Travelers Insurance Company, as amended on
                  October 19, 1994. (Incorporated herein by reference to Exhibit
                  6(a) to the Registration Statement on Form N-4, File No.
                  333-40193, filed November 13, 1998.)

      6(b)        By-Laws of The Travelers Insurance Company, as amended on
                  October 20, 1994. (Incorporated herein by reference to Exhibit
                  3(a)(ii) to Registration Statement on Form S-2, File No.
                  33-58677, filed via EDGAR on April 18, 1995.)

        7.        Specimen Reinsurance Agreement. (Incorporated herein by
                  reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942,
                  filed April 15, 2003.)

        8.        Participation Agreements. (Incorporated herein by reference to
                  Exhibit h to Post-Effective Amendment No. 3 to the
                  Registration Statement on Form N-6, File No. 333-56952 filed
                  February 7, 2003.)

        9.        Opinion of Counsel as to the legality of securities being
                  registered. Filed herewith.

       10.        Consent of KPMG LLP, Independent Auditors. Filed herewith.

       11.        Not applicable.

       12.        Not applicable.

       13.        Computation of Total Return Calculations - Standardized and
                  Non-Standardized. (Incorporated herein

                  by reference to Exhibit 9 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-100435,
                  filed February 28, 2003.)

       15.        Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Glenn D. Lammey,
                  Marla Berman Lewitus and Kathleen L. Preston. (Incorporated
                  herein by reference to Exhibit 15 to the Registration
                  Statement on Form N-4, File No. 333-100435, filed October 9,
                  2002).

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                POSITIONS AND OFFICES
BUSINESS ADDRESS                  WITH INSURANCE COMPANY
------------------                ----------------------
George C. Kokulis*                Director, Chairman, President and Chief
                                  Executive Officer

Glenn D. Lammey*                  Director, Senior Executive Vice President,
                                  Chief Financial Officer, Chief Accounting
                                  Officer

Kathleen L. Preston*              Director and Executive Vice President

Edward W. Cassidy*                Senior Vice President

Marla Berman Lewitus*             Director, Senior Vice President and General
                                  Counsel

Brendan Lynch*                    Senior Vice President

Winifred E. Grimaldi*             Senior Vice President

David A. Tyson*                   Senior Vice President

F. Denney Voss**                  Senior Vice President

David A. Golino*                  Vice President and Controller

Donald R. Munson, Jr.*            Vice President

Mark Remington*                   Vice President

Tim W. Still*                     Vice President

Linn K. Richardson*               Second Vice President and Actuary

Paul Weissman*                    Second Vice President and Actuary

Ernest J. Wright*                 Vice President and Secretary

Kathleen A. McGah                 Assistant Secretary and Deputy General Counsel

Principal Business Address:

*     The Travelers Insurance Company                 **   Citigroup Inc.
      One Cityplace                                        399 Park Avenue
      Hartford, CT  06103-3415                             New York, N.Y. 10022

ITEM 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
              OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15,
2003.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of November 30, 2003, 39 contract owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes
("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant.
This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable
Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD
II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The
Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for
Variable Annuities, The Travelers Separate Account PF for Variable Annuities,
The Travelers Separate Account PF II for Variable Annuities, The Travelers
Separate Account QP for Variable Annuities, The Travelers Separate Account TM
for Variable Annuities, The Travelers Separate Account TM II for Variable
Annuities, The Travelers Separate Account Five for Variable Annuities, The
Travelers Separate Account Six for Variable Annuities, The Travelers Separate
Account Seven for Variable Annuities, The Travelers Separate Account Eight for
Variable Annuities, The Travelers Separate Account Nine for Variable Annuities,
The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL
for Variable Life Insurance, The Travelers Fund UL II for Variable Life
Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers
Variable Life Insurance Separate Account One, The Travelers Variable Life
Insurance Separate Account Two, The Travelers Variable Life Insurance Separate
Account Three, The Travelers Variable Life Insurance Separate Account Four, The
Travelers Separate Account MGA, The Travelers Separate Account MGA II, The
Travelers Growth and Income Stock Account for Variable Annuities, The Travelers
Quality Bond Account for Variable Annuities, The Travelers Money Market Account
for Variable Annuities, The Travelers Timed Growth and Income Stock Account for
Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable
Annuities and The Travelers Timed Aggressive Stock Account for Variable
Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp
Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable
Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate
Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for
Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC
Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL                 POSITIONS AND OFFICES
        BUSINESS ADDRESS*                  WITH UNDERWRITER
        ------------------                 ----------------------
        Kathleen L. Preston                Board of Manager

        Glenn D. Lammey                    Board of Manager

        William F. Scully III              Board of Manager

        Donald R. Munson, Jr.              Board of Manager, President, Chief
                                           Executive Officer and Chief Operating
                                           Officer

        Tim W. Still                       Vice President

        Anthony Cocolla                    Vice President

        John M. Laverty                    Treasurer and Chief Financial Officer

        Alison K. George                   Chief Compliance Officer

        Ernest J. Wright                   Secretary

        Kathleen A. McGah                  Assistant Secretary

        William D. Wilcox                  Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT
06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a)    To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)    To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;
       and

(c)    To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of
1940, the Registrant certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 15th day of
December, 2003.

                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                 By: *GLENN D. LAMMEY
                                     -----------------------------------------
                                     Glenn D. Lammey, Chief Financial Officer,
                                     Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 15th day of
December 2003.

*GEORGE C. KOKULIS                     Director, President and Chief Executive
-------------------------------        Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                       Director, Chief Financial Officer, Chief
-------------------------------        Accounting Officer (Principal Financial
(Glenn D. Lammey)                      Officer)

*MARLA BERMAN LEWITUS                  Director
-------------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                   Director
-------------------------------
(Kathleen L. Preston)

*By: /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT NO.      DESCRIPTION                                   METHOD OF FILING
-----------      -----------                                   ----------------

     5           Application                                   Electronically

     9           Legal Opinion                                 Electronically

    10           Consent of KPMG LLP, Independent Auditors     Electronically